NATIONS                                                               [GRAPHIC]
  FUNDS
                                                 Investments For A Lifetime[SM]


              INTERNATIONAL                            Nations
                                                       International
                                                       Equity Fund

              STOCK                                    Nations
                                                       International
                                                       Growth Fund

              FUNDS                                    Nations
                                                       Pacific Growth
                                                       Fund

                                                       Nations
                                                       Emerging Markets
                                                       Fund


              SEMI-ANNUAL REPORT FOR THE PERIOD
              ENDED SEPTEMBER 30, 1997

This Report is submitted for
the general information of
shareholders of Nations Funds.
This material must be preceded or
accompanied by a current Nations
Funds prospectus.

Nations Funds Distributor:
Stephens Inc. Stephens Inc., which
is not affiliated with NationsBank,
N.A., is not a bank, and securities
offered by it are not guaranteed by
any bank or insured by the FDIC.
Stephens Inc., member NYSE, SIPC.

Nations Funds Investment Adviser:
NationsBanc Advisors, Inc.                 [GRAPHIC DEPICTING BASKETS]
Nations Funds Investment Sub-
Advisers: TradeStreet Investment
Associates, Inc., Gartmore Global
Partners and Boatmen's Capital
Management, Inc.


----------------------------------
           NOT FDIC
           INSURED
----------------------------------
       MAY LOSE VALUE
----------------------------------
       NO BANK GUARANTEE
----------------------------------

NATIONS FUNDS

DEAR SHAREHOLDER:

We are pleased to report to you on the activities and investment results of the Nations Funds International Equity mutual funds for the six months ending September 30, 1997.

Over the past six months, the world's major economies have moved further out of step with each other. In the U.S., economic growth has slowed to a more sustainable pace but remains robust in a benign environment of continuing productivity gains and low inflation. Japan, however, has been teetering close to the brink of recession after its promising rebound at the end of last year. In Continental Europe, growth has accelerated, driven largely by the strength of exports in a low inflation, low interest-rate environment, and by ongoing corporate restructuring. Further east, the Asian "tigers" have suffered a setback; economic growth in Southeast Asia is slowing, although the more robust economies in the north of the region have been largely unaffected by the financial turmoil that plagued Thailand and Indonesia, in particular, during the third quarter.

During this period, international investment managers have needed to be particularly vigilant in managing their exposure to markets and companies. Apart from conducting careful analysis of companies and discerning economic trends, portfolio managers have had to be particularly sensitive to political developments and significant currency movements. The yen, for example, depreciated 12% between the end of April and mid-June against the U.S. dollar, only to change course and end the six-month period 2.8% stronger than the dollar. The Thai baht, charting a course for many Southeast Asian currencies, declined 38% over the period against the U.S. dollar. On the political front, European economic and monetary union was a major theme influencing the direction of European bond and equity markets. In the Pacific region, public antagonism towards foreign investors by Malaysian Prime Minister Mahathir Mohamad was a major contributor to the downward movement of regional stock markets.

Going forward, we believe the disparity between the strength in global bonds and the uneven performance among equity markets will provide opportunities for international investors. While we are cautious about the valuations of some equity markets after phenomenal rises in recent years, we believe the longer-term prospects in a number of countries remain favorable. Investment themes worthy of note include the increased export competitiveness of Asia's newly industrialized economies in the wake of recent currency devaluations; industrial production growth in Latin America, where economic fundamentals continue to look good; and, selectively, opportunities in Europe in the form of attractively valued, high-growth companies.

Gartmore Global Partners became investment sub-adviser to Nations International Growth Fund in mid-July. Since then, the new manager has rapidly reduced exposure to Southeast Asian companies vulnerable to the financial problems in the region, and has been reconstructing that Fund in line with its bottom-up stock picking emphasis. The Fund's objective remains the same: to seek long-term capital growth by investing primarily in equity securities of companies domiciled in countries outside the United States and listed on major stock exchanges primarily in Europe and the Pacific Basin.

Sincerely,

/s/ A. Max Walker                                     /s/ Mark H. Williamson
A. Max Walker                                         Mark H. Williamson
President and Chairman of the Board                   President, NationsBanc Advisors, Inc.

September 30, 1997

ADDENDUM

Since the date of this report, equity markets world-wide have experienced enormous volatility sparked by events in the Pacific Rim. The combined effect of the round of competitive devaluations in Asia and the outlook for lower growth in the region will have some disinflationary impact for the world economy, but will not be enough to derail growth prospects in most of the more developed economies. The recent falls in equity prices are, however, providing good opportunities to invest in long-term growth companies at attractive valuations.

November 26, 1997

NATIONS FUNDS
Nations International Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
    SHARES                                           (NOTE 1)
    ------------------------------------------------------------
COMMON STOCKS -- 94.9%
                  ARGENTINA -- 0.8%
         25,000   Banco de Galicia y Buenos
                    Aires SA de C.V., ADR......   $      740,625
        268,182   Dalmine Siderca SA...........          802,024
        245,352   Perez Compac, ADR............        3,953,411
         80,000   Y.P.F Sociedad Anonima,
                    ADR........................        2,950,000
                                                  --------------
                                                       8,446,060
                                                  --------------
                  AUSTRALIA -- 3.5%
        600,000   Australia & New Zealand Bank
                    Group Ltd. ................        4,913,231
        300,000   Broken Hill Property.........        3,501,983
      2,200,000   Fosters Brewing Group........        4,647,533
      2,900,000   MIM Holdings Ltd. ...........        3,557,882
        300,000   National Australia Bank Ltd.
                    ord........................        4,621,399
      2,100,000   Quantas Airway Ltd. .........        4,265,538
      1,100,000   News Corporation Ltd. .......        5,651,304
        300,000   Rio Tinto Ltd. ..............        4,519,040
        700,000   WMC Ltd. ....................        3,292,910
                                                  --------------
                                                      38,970,820
                                                  --------------
                  BELGIUM -- 0.8%
         22,000   Generale de Banque NPV+......        8,927,886
                                                  --------------
                  BRAZIL -- 2.7%
        150,000   Centrais Electricas
                    Brasileiras, ADR...........        4,153,500
         60,000   CEMIG Companhia, New, ADR....        3,285,000
        151,400   Companhia Brasileira de
                    Distribuicao Grupo Pao de
                    Acucar, ADR................        3,406,500
        250,000   Companhia Cervejaria Brahma,
                    ADR........................        3,843,750
        150,000   Compania Vale Do Rio Doce,
                    ADR........................        3,675,000
        101,500   Petroleo Brasileiros SA,
                    ADR........................        2,816,625
         40,000   Telebras, ADR................        5,150,000
        300,000   Usiminas Siderurgicas de
                    Minas Gerais SA, ADR.......        3,280,500
                                                  --------------
                                                      29,610,875
                                                  --------------
                  CHILE -- 1.0%
        110,000   Cia de Telecomunicaciones de
                    Chile SA, ADR..............        3,561,250
        200,000   Enersis SA, ADR..............        7,412,500
                                                  --------------
                                                      10,973,750
                                                  --------------
                  FRANCE -- 7.0%
        240,000   AXA-UAP......................       16,100,731
         32,000   LVMH Moet Hennessy...........        6,801,682
         21,000   Pinault-Printemps-Redoute
                    SA.........................        9,851,078
        240,000   Schneider SA.................       15,150,059
         95,000   Societe National Elf
                    Aquitaine..................       12,682,359
        140,000   TOTAL, "B" Shares ord........       16,023,194
                                                  --------------
                                                      76,609,103
                                                  --------------
                  GERMANY -- 7.8%
        250,000   Bayer AG.....................        9,955,846
         17,000   Bayerische Motoren Werke
                    AG.........................       14,478,220
        155,000   Bayerische Hypotheken-UND
                    Wechsel Bank...............        6,624,494
        160,000   Bayerische Vereinsbank.......        9,310,803
        120,000   Fresenius Medical Care+......        8,222,807
        180,000   Hoechst AG...................        7,988,452

                                                      VALUE
    SHARES                                           (NOTE 1)
    ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                  GERMANY -- (CONTINUED)
         17,000   Mannesmann AG................   $    8,102,799
         30,000   SGL Carbon...................        4,406,895
        285,000   Veba AG......................       16,657,468
                                                  --------------
                                                      85,747,784
                                                  --------------
                  GREAT BRITAIN -- 16.8%
        570,000   Bass ord.....................        7,681,507
        316,000   BOC Group plc................        5,626,238
        570,000   British Land Company plc
                    ord........................        5,990,841
        669,410   British Petroleum Company
                    ord........................       10,094,883
        450,000   British Telecommunications
                    ord........................        2,970,515
        665,000   Cable & Wireless ord.........        5,654,698
        900,000   Electra Investment Trust plc
                    ord........................        7,007,368
        500,000   E.M.A.P. ord.................        7,133,105
        550,000   Enterprise Oil ord...........        6,006,719
      1,100,000   Fleming Merchantile
                    Investment Trust plc ord...        6,968,680
        600,000   General Accident plc ord.....       10,547,323
        440,000   Glaxo Wellcome plc ord.......        9,890,916
        280,000   Kingfisher ord...............        3,832,049
        250,000   Land Securities plc ord......        3,951,417
        910,000   Lloyds TSB Group plc.........       12,241,455
        775,000   Marks & Spencer ord..........        7,914,321
        500,000   Provident Financial plc
                    ord........................        5,448,563
        550,000   Reuters Holdings ord.........        6,516,514
      1,000,000   Shell Transport and Trading
                    ord........................        7,310,425
        305,000   Siebe plc....................        6,138,379
      1,045,200   Smithkline Beecham ord+......       10,134,454
      1,040,000   Southern Electric plc+.......        7,837,549
        665,000   United Utilities ord.........        8,216,732
      1,440,000   Vodafone Group plc ord.......        7,718,261
        450,000   Wolseley ord.................        3,724,931
        240,000   Zeneca Group plc ord.........        7,820,784
                                                  --------------
                                                     184,378,627
                                                  --------------
                  HONG KONG -- 5.8%
        750,000   Beijing Enterprise Holdings H
                    Share+.....................        4,720,212
        500,000   Cheung Kong Holdings Ltd. ...        5,621,608
      1,250,000   China Light & Power..........        6,881,623
        700,000   Citic Pacific Ltd. ..........        3,971,310
      1,750,000   Cosco Pacific Ltd. ..........        3,109,654
      1,250,000   Dao Heng Bank Group..........        5,637,762
        450,000   Hang Seng Bank Ltd. .........        5,539,222
      1,300,000   Hong Kong
                    Telecommunications.........        2,940,036
        800,000   Hutchison Whampoa Ltd. ......        7,883,174
        500,000   Jardine Matheson Holdings+...        4,050,000
        610,000   Jardine Strategic
                    Holdings+..................        2,391,200
        350,000   Sun Hung Kai Properties......        4,116,050
        500,000   Swire Pacific, "A" Shares....        3,828,509
        900,000   Wharf Holdings Ltd...........        3,314,810
                                                  --------------
                                                      64,005,170
                                                  --------------
                  INDIA -- 0.3%
         95,000   Reliance Industries Ltd.,
                    GDS++......................        2,187,375
         42,500   State Bank of India++........          978,562
                                                  --------------
                                                       3,165,937
                                                  --------------
                  IRELAND -- 1.1%
        960,000   Bank of Ireland..............       11,923,649
                                                  --------------
                  ITALY -- 3.9%
         70,000   ENI Spa ADR+.................        4,396,875
        750,000   Ente Nazionale Idrocarburi
                    Spa........................        4,722,938

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
    SHARES                                           (NOTE 1)
    ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                  ITALY -- (CONTINUED)
         70,700   Gucci Group N.V. ord.........   $    3,314,062
         20,300   Gucci Group N.V. ............          938,540
      1,711,110   Telecom Italia Spa+..........       11,399,800
      4,500,000   Telecom Italia Mobile........       17,857,660
                                                  --------------
                                                      42,629,875
                                                  --------------
                  JAPAN -- 18.9%
        120,000   Asatsu Inc. .................        3,033,065
         24,000   Autobacs Seven Company.......        1,123,726
         22,000   Benesse Corporation..........          729,262
        330,000   Canon Sales Company..........        6,508,660
        350,000   Dai-ichi Kangyo Bank.........        3,973,647
        125,000   Dia Kensetsu Company Ltd. ...          517,941
        600,000   Fujitsu Ltd. ................        7,508,080
        500,000   Hitachi Ltd. ................        4,350,709
        175,000   Honda Motor Company..........        6,105,494
      2,000,000   Itochu Corporation...........        6,927,985
        110,000   Mandom Corporation...........          929,809
        280,000   Matsushita Electric
                    Industrial Company Ltd. ...        5,058,424
        475,000   Matsushita Electric Works....        4,959,808
        125,000   Mitsuba Corporation..........          797,630
        700,000   Mitsubishi Electric
                    Corporation................        2,755,449
        400,000   Mitsubishi Estate Company....        5,834,093
        600,000   Mitsui Fudosan Company.......        7,309,190
         90,000   Miura Company................        1,118,754
        680,000   NCR Japan Ltd. ..............        3,550,178
        400,000   NEC Corporation..............        4,872,794
         60,000   Nidec Corporation+...........        2,317,063
         30,000   Nichiei Company Ltd. ........        2,859,037
      1,450,000   Nippon Sanso.................        3,857,214
      2,000,000   Nippon Steel.................        4,408,718
          1,000   Nippon Telephone & Telegraph
                    Corporation................        9,198,641
      1,200,000   NSK Ltd. ....................        5,131,350
            150   NTT Data Communications
                    Systems Company............        6,799,536
      1,400,000   OJI Paper Company (New)......        6,265,020
         50,000   People Company Ltd. .........        1,334,217
        500,000   Ricoh Company................        7,499,793
         20,000   Rohm Company.................        2,353,526
      1,000,000   Sakura Bank Ltd. ............        4,781,636
        120,000   Secom Company Ltd. ..........        8,104,748
        500,000   Sekisui Chemical Company
                    Ltd. ......................        3,766,471
         60,000   Shinkawa+....................        1,228,143
         50,000   Shinko Electric Industries...        2,208,503
        210,000   Shiseido Company Ltd. .......        3,376,150
        510,000   Shizuoka Bank................        5,452,059
        145,600   Shochiku Company Ltd. .......        1,140,234
         22,400   Shohkoh Fund Company.........        6,255,739
         64,000   Sony Corporation.............        6,046,242
        450,000   Sumitomo Electric
                    Industries.................        6,451,479

                                                      VALUE
    SHARES                                           (NOTE 1)
    ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                  JAPAN -- (CONTINUED)
         67,000   TDK Corporation..............   $    5,996,519
        430,000   Takashimaya Company Ltd. ....        4,418,662
        900,000   Teijin Ltd. .................        2,834,176
        135,000   Tokyo Broadcasting Systems
                    Inc. ......................        2,382,945
        225,000   Tokyo Electric Power
                    Company....................        4,325,847
        470,000   Toshiba Ceramics Company
                    Ltd. ......................        4,673,904
        270,000   Tostem Corporation...........        4,296,014
                                                  --------------
                                                     207,728,284
                                                  --------------
                  MALAYSIA -- 0.2%
        316,666   Malaysian Resources..........          276,232
        525,000   Telekom Malaysia Berhad......        1,593,974
                                                  --------------
                                                       1,870,206
                                                  --------------
                  MEXICO -- 2.4%
        505,000   Alfa SA De CV, Series 'A'....        4,744,530
        500,000   Carso Global Telecom, ADR+...        4,250,000
      3,000,000   Cifra SA de CV, ADR Series
                    'B'........................        6,825,000
        230,000   Empresas ICA SA de CV,
                    ADR+.......................        4,039,375
        380,000   Grupo Carso SA de CV,
                    ADR++......................        6,085,700
                                                  --------------
                                                      25,944,605
                                                  --------------
                  NETHERLANDS -- 7.2%
        130,000   Aegon N.V. ..................       10,413,589
         35,000   Akzo Nobel N.V. .............        5,981,959
        510,000   Elsevier N.V. ...............        7,406,905
        334,347   Fortis Amev N.V. ............       13,962,629
         50,000   Heineken N.V. ...............        8,771,798
        110,000   Philips Electronics N.V. ....        9,309,011
        200,000   Royal Dutch Petroleum........       11,196,543
         92,816   Wolters Kluwer...............       12,519,129
                                                  --------------
                                                      79,561,563
                                                  --------------
                  PERU -- 0.3%
        150,000   Telefonica del Peru SA, Class
                    B, ADR.....................        3,543,750
                                                  --------------
                  PORTUGAL -- 0.4%
         55,000   Cimpor-Cimentos de Portugal,
                    SGPS, SA...................        1,486,718
         70,000   Portugal Telecom SA..........        3,036,290
                                                  --------------
                                                       4,523,008
                                                  --------------
                  SINGAPORE -- 1.4%
        500,000   Development Bank of
                    Singapore, Alien Shares....        5,099,706
        875,000   Keppel Corporation...........        3,489,703
      1,100,000   Keppel Land Ltd.+............        2,776,071
        290,000   Overseas Chinese Banking
                    Corporation, Alien
                    Shares.....................        2,009,807
        300,000   Singapore Airlines, Alien
                    Shares.....................        2,216,411
                                                  --------------
                                                      15,591,698
                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
    SHARES                                           (NOTE 1)
    ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                  SOUTH KOREA -- 0.0%#
            672   Samsung Corporation,  1/2
                    Non-Voting Shares, GDS++...   $       16,254
                                                  --------------
                  SPAIN -- 2.4%
        420,000   Banco Santander SA ord+......       13,758,960
      1,000,000   Iberdrola SA.................       12,293,160
                                                  --------------
                                                      26,052,120
                                                  --------------
                  SWEDEN -- 2.6%
        190,000   Atlas Copco AB "B"...........        6,462,841
        285,000   Ericsson (L.M.) Telephone
                    Company, Class B...........       13,695,962
        240,000   Sandvik AB "B"...............        8,337,618
                                                  --------------
                                                      28,496,421
                                                  --------------
                  SWITZERLAND -- 7.4%
          6,500   ABB AG+......................        9,573,020
         91,000   Credit Suisse Group..........       12,294,761
         14,000   Novartis AG..................       21,465,897
          1,100   Roche Holdings AG............        9,756,601
         10,000   Schweiz Ruckversicherungs....       14,995,875
         30,000   Zurich Versicherungs Ltd. ...       13,056,931
                                                  --------------
                                                      81,143,085
                                                  --------------
                  TAIWAN -- 0.2%
         75,000   Advanced Semi-Conductor
                    Engineering GDR+...........        1,758,750
                                                  --------------
                  TOTAL COMMON STOCKS (Cost
                    $894,248,462)..............    1,041,619,280
                                                  ==============

   PRINCIPAL
    AMOUNT
 --------------
                      CONVERTIBLE BONDS -- 1.2%
                  CAYMAN ISLANDS -- 0.4%
JPY 564,000,000   AB International Cayman,
                    0.500% 08/01/07............        4,218,198
                                                  --------------
                  JAPAN -- 0.5%
JPY 615,000,000   MTI Capital,
                    0.500% 10/01/07............        5,160,251
                                                  --------------
                  TAIWAN -- 0.3%
USD      875,00   United Microelectronics,
                    Conv., 1.250% 06/08/04.....        3,412,500
                                                  --------------
                  TOTAL CONVERTIBLE BONDS (Cost
                    $10,996,450)...............       12,790,949
                                                  ==============
                                                      VALUE
    SHARES                                           (NOTE 1)
    ------------------------------------------------------------
INVESTMENT FUND -- 0.4% (Cost $2,617,078)
                  TAIWAN -- 0.4%
        207,893   Taiwan American Fund Ltd.
                    +..........................   $    3,846,020
                                                  ==============
PREFERRED STOCKS -- 1.0%
                  GERMANY -- 1.0%
         40,000   SAP AG.......................       10,687,498
                                                  --------------
                  SOUTH KOREA -- 0.0%#
         75,000   LG Electronics Inc. .........          545,081
          4,788   Samsung Electronics Ltd. ....          170,589
                                                  --------------
                                                         715,670
                                                  --------------
                  TOTAL PREFERRED STOCKS (Cost
                    $7,500,320)................       11,403,168
                                                  ==============
                 RIGHT -- 0.0%#   (Cost $2,288)
                  UNITED STATES -- 0.0%#
            838   Samsung Electronics  1/2 NV
                    144A Rts+..................                0
                                                  ==============
TOTAL INVESTMENTS (Cost
  $915,364,598*).....................   97.5%     1,069,659,417
OTHER ASSETS AND LIABILITIES (NET)...    2.5%        27,892,350
                                       -----     --------------
NET ASSETS...........................  100.0%    $1,097,551,767
                                       =====     ==============

---------------

   * Aggregate cost for Federal tax purposes.
   + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in
     transactions exempt from registration, normally to
     qualified institutional buyers.
   # Amount represents less than 0.1%.
ABBREVIATIONS:
ADR     American Depositary Receipt
Conv.   Convertible
GDR     Global Depositary Receipt
GDS     Global Depositary Share
ord     Ordinary Shares

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Equity Fund
--------------------------------------------------------------------------------
   SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS             SEPTEMBER 30, 1997
                                                                     (UNAUDITED)

                                                   CONTRACTS TO BUY
                               ---------------------------------------------------------                     NET UNREALIZED
                                                 LOCAL                        VALUE IN       IN EXCHANGE      DEPRECIATION
 MATURITY DATE                                  CURRENCY                       U.S. $        FOR U.S. $       OF CONTRACT
---------------------------------------------------------------------------------------------------------------------------
10/01/97                           456,270   GBP.........................    $   735,508     $   742,534       $   (7,026)
10/01/97                         9,231,104   GBP.........................     14,880,549      15,022,698         (142,149)
10/03/97                         9,802,750   GBP.........................     15,802,145      15,860,850          (58,705)
                                                                                                               ----------
                                                                                                               $ (207,880)
                                                                                                               ----------

                                                   CONTRACTS TO SELL                                         NET UNREALIZED
                               ---------------------------------------------------------                     APPRECIATION/
                                                 LOCAL                        VALUE IN       IN EXCHANGE     (DEPRECIATION)
 MATURITY DATE                                  CURRENCY                       U.S. $        FOR U.S. $       OF CONTRACT
---------------------------------------------------------------------------------------------------------------------------
10/01/97                           246,510   GBP.........................    $   397,374     $   401,170       $    3,796
10/01/97                       937,674,234   JPY.........................      7,770,566       7,750,655          (19,911)
10/01/97                       388,775,344   JPY.........................      3,221,806       3,213,551           (8,255)
10/01/97                       834,957,936   JPY.........................      6,919,350       6,887,954          (31,396)
10/02/97                           623,927   GBP.........................      1,005,772       1,000,652           (5,120)
10/02/97                        54,840,565   JPY.........................        454,467         454,543               76
                                                                                                               ----------
                                                                                                               $  (60,810)
                                                                                                               ----------
                    Net Unrealized Depreciation of Forward Foreign Exchange Contracts......................    $ (268,690)
                                                                                                               ==========

                           ABBREVIATIONS OF CURRENCY
                             THAT ISSUE IS HELD IN:

      GBP          Great Britain Pound
      JPY          Japanese Yen
      USD          United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 86.4%
             ARGENTINA -- 0.9%
    51,400   Banco Frances Del Rio De La Plata
               S.A., ADR........................   $  1,680,138
    63,460   Telecom Argentina, ADR.............      1,931,564
    59,550   Y.P.F Sociedad Anonima, ADR........      2,195,906
                                                   ------------
                                                      5,807,608
                                                   ------------
             AUSTRALIA -- 2.6%
   180,000   Brambles Industries Ltd.+..........      3,756,792
   309,000   Broken Hill Property...............      3,607,043
 2,070,000   MIM Holdings Ltd. .................      2,539,592
   100,000   Southern Pacific Petroleum NL+.....        248,275
   565,000   News Corporation Ltd. .............      2,902,715
 1,375,000   Woolworths Ltd. ...................      4,478,840
                                                   ------------
                                                     17,533,257
                                                   ------------
             AUSTRIA -- 1.1%
    75,000   Radex Heraklith
               Industriebeteiligungs AG.........      3,112,058
    20,000   VA Technologie AG..................      4,287,725
                                                   ------------
                                                      7,399,783
                                                   ------------
             BRAZIL -- 0.7%
 2,500,000   Light -- Servicos de
               Eletricidade.....................      1,070,239
    25,000   Telebras, ADR......................      3,218,750
                                                   ------------
                                                      4,288,989
                                                   ------------
             CANADA -- 1.3%
    63,000   Northern Telecom Ltd. NPV..........      6,560,703
    50,000   Suncor Energy, Inc. NPV+...........      1,815,880
                                                   ------------
                                                      8,376,583
                                                   ------------
             CHILE -- 1.3%
    50,300   Banco Santiago, ADR................      1,200,913
    65,500   Chilectra S.A., ADR................      2,068,171
    55,000   Cia de Telecomunicaciones de Chile
               SA, ADR..........................      1,780,625
    36,000   Embotelladora Andina, ADR, Series
               A................................        927,000
    36,000   Embotelladora Andina, ADR, Series
               B................................        927,000
    78,220   Empresa Nacional Electricidad
               Chile, ADR.......................      1,657,286
                                                   ------------
                                                      8,560,995
                                                   ------------
             FINLAND -- 0.6%
   370,000   Enso, Series 'R' Shares............      3,791,464
                                                   ------------
             FRANCE -- 7.5%
    47,941   Accor SA...........................      8,856,638
    61,000   Alcatel Alsthom....................      8,112,564
    15,000   L'Oreal............................      6,004,905
    20,000   LVMH Moet Hennessy.................      4,251,051
    21,000   Promodes...........................      8,198,023
    60,000   Societe National Elf Aquitaine.....      8,009,911
    30,000   Synthelabo.........................      3,549,847
    33,000   Television Francaise...............      2,853,531
                                                   ------------
                                                     49,836,470
                                                   ------------
             GERMANY -- 5.6%
   100,000   Bayer AG...........................      3,982,338
    50,000   Bayerische Vereinsbank.............      2,909,626
   120,000   Degussa AG+........................      6,575,529
    87,900   Deutsche Pfandbrief &
               Hypothekenbank...................      5,274,348
   100,000   Gehe AG............................      5,400,357
   200,000   Hoechst AG.........................      8,876,058

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             GERMANY -- (CONTINUED)
     7,500   Mannesmann AG......................   $  3,574,764
                                                   ------------
                                                     36,593,020
                                                   ------------
             GREAT BRITAIN -- 14.6%
 1,250,000   Amvescap ord+......................      8,352,180
 1,426,000   Astec (BSR) plc....................      2,919,366
   500,000   Azlan Group plc+...................        644,800
 1,050,000   Bank of Scotland...................      8,666,118
   325,000   BOC Group plc......................      5,786,479
   221,513   British Aerospace plc..............      5,940,012
   474,999   British-Borneo Petroleum
               Syndicate plc....................      3,579,642
   405,381   Granada Group plc..................      5,724,437
   100,000   Hyder plc+.........................      1,477,399
 1,085,000   Inchcape plc.......................      5,028,436
   567,638   Morgan Crucible Company plc+.......      4,689,544
   390,450   Reckitt & Colman plc...............      5,988,796
   399,000   Reuters Holdings ord...............      4,727,435
   961,500   Securicor plc......................      4,184,835
 1,119,000   Shell Transport and Trading ord....      8,180,365
   832,356   Smithkline Beecham ord+............      8,070,679
   457,512   Standard Chartered plc.............      6,250,396
 1,425,000   WPP Group plc......................      6,420,399
                                                   ------------
                                                     96,631,318
                                                   ------------
             HONG KONG -- 4.7%
   420,000   Cheung Kong Infrastructure
               Holdings.........................      1,253,812
   310,000   China Resources Enterprises
               Ltd. ............................      1,298,010
   149,875   Guangdong Brewery Holdings Ltd.+...         39,222
 1,199,000   Guangdong Investment Ltd. .........      1,262,839
   300,000   HSBC Holdings plc..................     10,041,354
   790,000   Hutchison Whampoa Ltd. ............      7,784,634
   400,000   Sun Hung Kai Properties............      4,704,058
   590,000   Swire Pacific, Class A.............      4,517,640
                                                   ------------
                                                     30,901,569
                                                   ------------
             HUNGARY -- 0.7%
    11,000   Egis+..............................        569,910
    30,000   Gedeon Richter GDR+................      3,165,000
    30,000   OTP Bank GDR.......................        977,250
                                                   ------------
                                                      4,712,160
                                                   ------------
             INDIA -- 0.7%
    36,000   BSES Ltd. GDR......................        742,500
    35,000   Hindalco, GDR......................      1,207,500
    65,300   State Bank of India, REG GDR.......      1,503,533
    60,000   Videsh Sanchar Nigam Ltd., GDR+....      1,007,250
                                                   ------------
                                                      4,460,783
                                                   ------------
             IRELAND -- 1.0%
   150,000   Bank of Ireland....................      1,868,725
   408,991   CRH plc............................      4,649,886
                                                   ------------
                                                      6,518,611
                                                   ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             ITALY -- 3.0%
   200,000   Edison Spa.........................   $  1,076,384
   600,000   Ente Nazionale Idrocarburi Spa.....      3,778,351
    50,000   Luxottica Group Spa, ADR...........      2,846,875
 1,300,000   Seat Spa+..........................        486,516
 1,700,000   Telecom Italia Spa+................     11,325,783
                                                   ------------
                                                     19,513,909
                                                   ------------
             JAPAN -- 15.1%
   229,900   Canon Sales Company................      4,534,366
   143,000   Daichi Pharmaceutical Co...........      2,109,389
   545,000   Dainippon Ink & Chemicals Inc. ....      1,896,909
   520,000   Fujitsu Ltd. ......................      6,507,003
   350,000   Hitachi Ltd. ......................      3,045,496
    88,000   Ito-Yokado Company Ltd. ...........      4,769,371
   423,000   Kao Corporation....................      6,134,499
       300   Keyence Corporation................         42,015
   320,000   Marui Company Ltd. ................      5,277,202
   300,000   Matsushita Electric Industrial
               Company Ltd. ....................      5,419,740
    41,000   Nippon Comsys Corporation..........        533,438
 1,650,000   Nippon Steel.......................      3,637,192
   400,000   NGK Spark Plug Company.............      3,580,012
   480,000   Ricoh Company......................      7,199,801
 1,120,000   Sanyo Electric Company Ltd. .......      3,434,159
    77,000   Secom Company Ltd. ................      5,200,547
   456,000   Sharp Corporation..................      4,156,791
   225,000   Shimano Inc. ......................      5,220,850
   230,000   Shin-Etsu Chemicals Company
               Ltd. ............................      6,328,002
    82,000   TDK Corporation....................      7,339,025
   500,000   Toppan Printing Company............      6,919,698
   200,000   Toyota Motor Corporation...........      6,132,427
                                                   ------------
                                                     99,417,932
                                                   ------------
             MEXICO -- 1.5%
    60,000   Cemex SA, ADR, Class B.............        706,875
   115,000   Cemex Mexico, ADR..................      1,183,063
   196,000   Fomento Economico Mexicano.........      1,685,045
    97,000   Grupo Carso SA de CV, ADR..........      1,553,455
   745,000   Grupo Financiero Banamex Accivl,
               Series 'B' Npv...................      2,344,305
    63,300   Grupo Televisa SA, ADR+............      2,266,931
                                                   ------------
                                                      9,739,674
                                                   ------------
             NETHERLANDS -- 6.9%
   248,128   Getronics N.V. ....................      7,768,418
       757   ING Groep N.V. ....................         34,770
   309,086   Koninklijke Ahold N.V. ............      8,356,614
   240,000   Nutricia Verenigde Bedrijven
               N.V.+............................      7,212,423
   115,760   Philips Electronics N.V. ..........      9,796,464
   100,000   Randstad Holdings N.V. ............      4,110,759
    61,469   Wolters Kluwer.....................      8,291,009
                                                   ------------
                                                     45,570,457
                                                   ------------
             NORWAY -- 0.5%
    25,074   Kvaerner ASA, Class A..............      1,478,803
    28,000   Kvaerner ASA, Class B..............      1,525,252
                                                   ------------
                                                      3,004,055
                                                   ------------
             PAKISTAN -- 0.3%
    58,000   Hub Power Company Ltd. GDR+........      1,899,500
                                                   ------------
             PORTUGAL -- 0.2%
    40,000   Banco Espirito Santo...............      1,110,370
                                                   ------------

                                                      VALUE
  SHARES                                             (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
             SINGAPORE -- 1.1%
   375,000   City Developments Ltd..............   $  2,427,264
   290,687   Development Bank of Singapore,
               Alien Shares.....................      2,964,836
 1,200,000   Singapore Technologies Industrial
               Corporation......................      2,173,259
                                                   ------------
                                                      7,565,359
                                                   ------------
             SOUTH AFRICA -- 0.1%
    80,610   Barlow Ltd., ADR...................        916,939
                                                   ------------
             SOUTH KOREA -- 0.3%
    62,600   Korea Electric Power Corporation,
               ADR..............................        860,750
     1,504   Samsung Electronics Ltd. GDR.......         80,840
    46,873   Samsung Corporation,  1/2
               Non-Voting Shares, GDS++.........      1,133,741
                                                   ------------
                                                      2,075,331
                                                   ------------
             SPAIN -- 3.4%
    40,000   Empresa Nacional De Electricidad,
               ADR..............................        860,000
   304,000   Empresa Nacional de Electricidad
               (Endesa), ADR....................      6,486,501
   188,000   Gas Natural SDG SA+................      9,899,377
   125,000   Repsol SA..........................      5,401,286
                                                   ------------
                                                     22,647,164
                                                   ------------
             SWEDEN -- 3.2%
   288,000   Atlas Copco AB "A"+................      9,834,276
    42,000   Atlas Copco AB "B".................      1,428,629
200,000...   Ericsson (L.M.) Telephone Company,
               Class B..........................      9,611,201
                                                   ------------
                                                     20,874,106
                                                   ------------
             SWITZERLAND -- 6.8%
     4,000   ABB AB+............................      5,891,089
    21,000   Adecco SA..........................      8,446,782
     3,856   Nestle SA..........................      5,371,463
     9,000   Novartis AG........................     13,799,505
     1,300   Roche Holdings AG..................     11,530,528
                                                   ------------
                                                     45,039,367
                                                   ------------
             TURKEY -- 0.7%
 7,516,587   Arcelik A.S........................        949,064
10,000,000   Bati Cimento.......................      1,334,366
 1,233,225   Migros Turk T.A.S..................      1,079,355
16,579,162   Trakya Cam Sanayii A.S.............      1,094,240
                                                   ------------
                                                      4,457,025
                                                   ------------
             VENEZUELA -- 0.0%#
    10,080   Corimon C.A., ADR+.................         77,490
                                                   ------------
             TOTAL COMMON STOCKS
               (Cost $427,585,684)..............    569,321,288
                                                   ============

 PRINCIPAL
   AMOUNT
 -----------
CONVERTIBLE BOND -- 0.1%
  (Cost $1,064,679)
               JAPAN -- 0.1%
$120,000,000   Fuji International Fin,
                 0.250% 02/01/02................        931,052
                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
   SHARES                                            (NOTE 1)
   ------------------------------------------------------------
INVESTMENT FUNDS -- 0.3%
               INDIA -- 0.1%
      40,000   Morgan Stanley India Investment
                 Fund+..........................        452,500
                                                   ------------
               SOUTH KOREA -- 0.1%
      64,777   Korea Fund Inc...................        769,227
                                                   ------------
               TAIWAN -- 0.1%
      80,000   The R.O.C. Taiwan Fund...........        970,000
                                                   ------------
               TOTAL INVESTMENT FUNDS
                 (Cost $2,029,610)..............      2,191,727
                                                   ============
PREFERRED STOCKS -- 3.2%
               BRAZIL -- 0.5%
   5,200,000   Petroleo Brasileiros NPV.........      1,480,900
   2,800,000   Centrais Eletricas Brasileiras -
                 Eletrobras B...................      1,584,567
                                                   ------------
                                                      3,065,467
                                                   ------------
               GERMANY -- 2.7%
      10,000   GEA AG...........................      3,436,076
      75,000   Henkel KGaA+.....................      4,228,581
      40,000   SAP AG...........................     10,291,247
                                                   ------------
                                                     17,955,904
                                                   ------------
               TOTAL PREFERRED STOCKS
                 (Cost $15,391,110).............     21,021,371
                                                   ============
WARRANT -- 0.0% #(Cost $0)
               SWITZERLAND -- 0.0%#
         970   Roche Holding,
                 Expire 05/05/98.+..............         69,695
                                                   ============

                                                      VALUE
                                                     (NOTE 1)
------------------------------------------------------------
TOTAL INVESTMENTS
  (Cost $446,071,083*)..................   90.0%   $593,535,133
OTHER ASSETS AND LIABILITIES (NET)......   10.0      65,768,467
                                          -----    ------------
NET ASSETS..............................  100.0%   $659,303,600
                                          =====    ============

---------------

   * Aggregate cost for Federal tax purposes.
   + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
   # Amount represents less than 0.1%.

ABBREVIATIONS:
ADR     American Depositary Receipt
Conv.   Convertible
GDR     Global Depositary Receipt
GDS     Global Depositary Share
ord     Ordinary Shares

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations International Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS             SEPTEMBER 30, 1997
                                                                     (UNAUDITED)

                                                   CONTRACTS TO BUY
                               ---------------------------------------------------------                     NET UNREALIZED
                                                  LOCAL                        VALUE IN      IN EXCHANGE      DEPRECIATION
         MATURITY DATE                          CURRENCY                        U.S. $       FOR U.S. $       OF CONTRACT
---------------------------------------------------------------------------------------------------------------------------
10/03/97                           891,435   GBP..........................    $1,437,004     $1,442,342         $ (5,338)
10/06/97                         2,132,500   DEM..........................     1,207,340      1,213,095           (5,755)
                                                                                                                --------
                                                                                                                $(11,093)
                                                                                                                --------

                                                   CONTRACTS TO SELL                                         NET UNREALIZED
                               ---------------------------------------------------------                     APPRECIATION/
                                                  LOCAL                        VALUE IN      IN EXCHANGE     (DEPRECIATION)
 MATURITY DATE                                  CURRENCY                        U.S. $       FOR U.S. $       OF CONTRACT
---------------------------------------------------------------------------------------------------------------------------
10/01/97                        41,005,915   JPY..........................    $  339,819     $  338,948         $   (871)
10/06/97                         2,626,045   PHP..........................        76,068         75,245             (823)
10/08/97                       460,663,591   IDR..........................       139,872        140,019              147
                                                                                                                --------
                                                                                                                $ (1,547)
                                                                                                                --------
                 Net Unrealized Depreciation of Forward Foreign Exchange Contracts............................  $(12,640)
                                                                                                                ========

                           ABBREVIATIONS OF CURRENCY
                             THAT ISSUE IS HELD IN:

      DEM          German Deutschmark
      GBP          Great Britain Pound
      IDR          Indonesian Ruppee
      JPY          Japanese Yen
      PHP          Philippine Peso
      USD          United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                      VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- 94.6%
            AUSTRALIA -- 6.2%
  489,000   Australia and New Zealand Banking
              Group Ltd. .......................   $  4,004,283
   53,000   Lend Lease Corp Ltd. ...............      1,261,646
  300,000   Southern Pacific Petroleum NL+......        744,825
   97,143   Woodside Petroleum Ltd. ............        928,902
                                                   ------------
                                                      6,939,656
                                                   ------------
            CHINA -- 3.7%
3,832,000   Beijing Datang Power+...............      2,154,200
4,800,000   Harbin Power Equipment..............      1,234,428
2,300,000   Shanghai Petrochemical Company
              Ltd. .............................        735,655
                                                   ------------
                                                      4,124,283
                                                   ------------
            HONG KONG -- 48.3%
  183,000   Beijing Enterprises Holdings
              Ltd.+.............................      1,151,732
  371,000   Cheung Kong Holdings Ltd. ..........      4,171,233
  610,000   China Everbright -- IHD Holdings
              Ltd.+.............................      1,111,528
  517,000   China Light and Power Company.......      2,846,239
  518,000   China Merchants Holding Company+....      1,198,268
  980,000   Cosco Pacific Ltd. .................      1,741,406
  224,090   Dao Heng Bank Group.................      1,010,693
2,042,000   First Tractor Company+..............      1,675,717
  177,000   Hang Seng Bank Ltd. ................      2,178,761
  160,000   Henderson Land Development Company..      1,375,032
1,110,000   Hong Kong Electric Holdings Ltd.....      4,131,300
  470,000   Hong Kong Land Holdings ord.........      1,598,000
  648,000   Hong Kong Telecommunications........      1,465,495
  199,000   HSBC Holdings plc...................      6,660,765
  830,000   Hutchinson Whampoa Ltd. ............      8,178,794
2,998,000   Innovative International
              (Holding).........................        891,109
3,000,000   Legend Holdings Ltd.+...............      1,386,017
  900,000   Liu Chong Hing Investment...........      1,221,246
  300,000   New World Development Company.......      1,814,422
  277,000   Sun Hung Kai Properties.............      3,257,560
  370,000   Swire Pacific, Class A..............      2,833,096
  348,000   Television Broadcasts Ltd. .........      1,232,256
3,800,000   Tianjin Bohai Chemical+.............        869,217
                                                   ------------
                                                     53,999,886
                                                   ------------
            INDONESIA -- 5.8%
1,090,000   Bank Negara Indonesia, Alien
              Shares+...........................        298,176
  608,000   Bimantara Citral....................        619,088
1,740,000   Citra Marga Nusdhala Persada, Alien
              Shares............................        528,875
   17,500   Gulf Indonesia Resoures Ltd.+.......        389,375
  560,000   Indosat, Alien Shares...............      1,417,021
  593,000   Jakarta+............................        229,810
1,300,664   PT Bank Internasional Indonesia,
              Alien Shares......................        375,572
1,070,000   PT Telekomunikasi Indonesia, Series
              B Shares..........................      1,178,952
  729,000   Ramayana Lestari Sentosa, Alien
              Shares............................      1,495,669
                                                   ------------
                                                      6,532,538
                                                   ------------
            MALAYSIA -- 4.9%
  219,000   Malayan Banking Berhad..............      1,100,316
  205,333   Malaysian Resources Berhad..........        179,115
  299,000   MNI Holdings Berhad.................        907,806
  270,000   New Straits Time....................        815,597
  439,000   Petronas Gas Berhad.................      1,299,037

                                                      VALUE
 SHARES                                              (NOTE 1)
   ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
            MALAYSIA -- (CONTINUED)
  101,000   Tanjong.............................   $    216,367
  240,000   Tenaga Nasional Berhad..............        647,299
  100,000   United Engineer (Malaysia) Berhad...        320,567
                                                   ------------
                                                      5,486,104
                                                   ------------
            PHILIPPINES -- 0.8%
  250,000   Ayala Corporation, Class B..........        101,449
   28,120   Philippine Long Distance Telephone
              Company...........................        758,017
                                                   ------------
                                                        859,466
                                                   ------------
            SINGAPORE -- 11.8%
  203,000   Development Bank of Singapore, Alien
              Shares............................      2,070,481
  510,000   Keppel Land Ltd.+...................      1,287,087
  410,000   Sembawang Corporation Ltd. .........      1,903,236
  149,000   Singapore Airlines Ltd., Alien
              Shares............................      1,100,817
   89,000   Singapore Press Holdings, Alien
              Shares............................      1,309,251
  440,000   Sunright Ltd. ......................        716,313
1,880,000   Thakral Corporation, Ltd.+..........      1,598,000
   99,000   United Overseas Bank, Alien
              Shares............................        731,415
1,180,000   Wong's Circuits Holdings Ltd.+......      2,466,200
                                                   ------------
                                                     13,182,800
                                                   ------------
            SOUTH KOREA -- 4.5%
      494   Hyundai Engineering & Construction
              Company...........................          9,718
    6,795   Kookmin Bank........................         75,748
   18,450   Korea Electric Power Corporation,
              ADR...............................        253,688
   64,000   L.G. Electronics Inc. ..............      1,259,016
   10,943   L.G. Information and Communication
              Ltd. .............................      1,058,421
    2,580   Pohang Iron and Steel Company.......        158,466
      130   SK Telecom Company Ltd. ............         61,093
   60,000   SK Telecom Company Ltd., ADR........        540,000
    1,524   Samsung Electronics Ltd. GDR,  1/2
              Vtg...............................         81,915
    5,700   Samsung Electronics Ltd. ...........        414,262
   43,000   Samsung Electro-Mechanics
              Company+..........................      1,019,781
   10,180   Shinhan Bank........................         85,445
                                                   ------------
                                                      5,017,553
                                                   ------------
            TAIWAN -- 6.8%
   84,000   Advanced Semiconductor, GDR.........      1,969,800
   24,000   China Steel, GDS....................        483,000
   50,611   Evergreen Marine Corporation, GDR...        659,208
  126,200   Siliconware Precision Industries
              Company, GDR......................      2,247,622
  121,200   Yageo Corporation, GDR..............      2,242,200
                                                   ------------
                                                      7,601,830
                                                   ------------
            THAILAND -- 1.8%
   48,500   Advanced Information Service Public
              Company Ltd. .....................        324,686
  123,000   PTT Exploration and Production
              Public Company Ltd., Alien
              Shares............................      1,667,448
                                                   ------------
                                                      1,992,134
                                                   ------------
            TOTAL COMMON STOCKS
              (Cost $102,194,298)...............    105,736,250
                                                   ============
INVESTMENT FUND -- 5.0% (Cost $4,137,218)
            TAIWAN -- 5.0%
  298,053   Taiwan American Fund Ltd. ..........      5,513,981
                                                   ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

PRINCIPAL                                             VALUE
 AMOUNT                                              (NOTE 1)
   ------------------------------------------------------------
CONVERTIBLE BOND -- 0.5% (Cost $600,000)
            MALAYSIA -- 0.5%
$ 600,000   Rashid Hussain
              1.500% due 06/30/07...............   $    523,500
                                                   ============
U.S. TREASURY BILL -- 0.7% (Cost $734,121)
  750,000   U.S. Treasury Bill,
              5.150% 02/26/98##.................        734,121
                                                   ============
 SHARES
 --------
WARRANTS -- 0.0%#
            HONG KONG -- 0.0%#
  299,800   Innovative International Holdings,
              Expire 12/31/99+..................              0
                                                   ------------
            INDONESIA -- 0.0%#
  230,000   Bank Dagang Nasional,
              Expire 02/17/00+..................         13,283
                                                   ------------
            SINGAPORE -- 0.0%#
   51,250   Keppel Land Ltd.,
              Expire 12/12/00+..................         36,523
                                                   ------------
            MALAYSIA -- 0.0%#
   53,999   Rashid Hussain,
              Expire 03/25/02+..................         40,779
                                                   ------------
            TOTAL WARRANTS
              (Cost $234,537)...................         90,585
                                                   ============
NUMBER OF
CONTRACTS
 --------
CALL OPTION PURCHASED -- 0.5% (Cost $705,000)
            TAIWAN -- 0.5%
    4,287   Taiwan Weighted Index Call Options,
              Strike price 154.1223, Expire
              02/23/98+.........................        534,589
                                                   ============

                                                      VALUE
                                                     (NOTE 1)
------------------------------------------------------------
TOTAL INVESTMENTS
  (Cost $108,605,174*).................  101.3%    $113,133,026
OTHER ASSETS AND LIABILITIES (NET).....   (1.3)      (1,395,554)
                                         -----     ------------
NET ASSETS.............................  100.0%    $111,737,472
                                         =====     ============

---------------

   * Aggregate cost for Federal tax purposes.
   + Non-income producing security.
   # Amount represents less than 0.1%.
  ## Security Segregated as collateral for call options
     purchased.
ABBREVIATIONS:
ADR   American Depositary Receipt
GDR   Global Depositary Receipt
GDS   Global Depositary Share
ord   Ordinary Shares

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Pacific Growth Fund
--------------------------------------------------------------------------------
   SCHEDULE OF FORWARD FOREIGN EXCHANGE CONTRACTS             SEPTEMBER 30, 1997
                                                                     (UNAUDITED)

                                                   CONTRACTS TO BUY                                          NET UNREALIZED
                               ---------------------------------------------------------                     APPRECIATION/
                                                   LOCAL                        VALUE IN     IN EXCHANGE     (DEPRECIATION)
         MATURITY DATE                           CURRENCY                        U.S. $      FOR U.S. $       OF CONTRACT
---------------------------------------------------------------------------------------------------------------------------
10/01/97                         276,545,130   IDR..........................    $ 84,056      $  91,420        $   (7,364)
10/01/97                       1,114,217,976   IDR..........................     338,668        368,337           (29,669)
10/01/97                       1,593,126,880   IDR..........................     484,233        526,654           (42,421)
10/02/97                         952,378,863   IDR..........................     289,466        309,214           (19,748)
10/02/97                         334,268,628   IDR..........................     101,598        108,528            (6,930)
10/02/97                             522,945   HKD..........................      67,580         67,586                (6)
10/02/97                              76,723   HKD..........................       9,915          9,916                (1)
10/02/97                           1,441,112   HKD..........................     186,217        186,243               (26)
10/02/97                           1,284,740   AUD..........................     932,495        931,565               930
                                                                                                               ----------
                                                                                                               $ (105,235)
                                                                                                               ----------

                                                   CONTRACT TO SELL
                               ---------------------------------------------------------                     NET UNREALIZED
                                                   LOCAL                        VALUE IN     IN EXCHANGE      APPRECIATION
 MATURITY DATE                                   CURRENCY                        U.S. $      FOR U.S. $       OF CONTRACT
---------------------------------------------------------------------------------------------------------------------------
10/02/97                             768,909   MYR..........................    $237,004      $ 244,098        $    7,094
                                                                                                               ----------
         Net Unrealized Depreciation of Forward Foreign Exchange Contracts.................................    $  (98,141)
                                                                                                               ==========

                           ABBREVIATIONS OF CURRENCY
                             THAT ISSUE IS HELD IN:

       AUD          Australian Dollar
       HKD          Hong Kong Dollars
       IDR          Indonesian Ruppee
       MYR          Malaysian Ringgit
       USD          United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS                        SEPTEMBER 30, 1997 (UNAUDITED)

                                                     VALUE
   SHARES                                           (NOTE 1)
  ------------------------------------------------------------
COMMON STOCKS -- 73.8%
                ARGENTINA -- 6.0%
      600,000   Astra Cia Argentina de Petroleo
                  SA...........................   $  1,134,226
       45,000   Banco De Galicia, ADR..........      1,333,125
      429,092   Dalmine Siderca SA.............      1,283,241
       90,000   Perez Compac, ADR..............      1,450,190
       40,000   Y.P.F Sociedad Anonima, ADR....      1,475,000
                                                  ------------
                                                     6,675,782
                                                  ------------
                BRAZIL -- 3.5%
       37,600   CEMIG Companhia, New, ADR......      2,058,600
       16,182   Companhia Brasileira de
                  Distribuicao Grupo Pao de
                  Acucar, ADR..................        364,095
       50,000   Electrobras, ADR...............      1,384,500
      203,138   Telecomunicacoes de Sao Paulo
                  SA NPV.......................         53,030
                                                  ------------
                                                     3,860,225
                                                  ------------
                CHILE -- 5.7%
      162,118   Antofagasta Holdings ord.......      1,076,697
       45,000   Banco de Edwards, ADR..........        925,312
       40,000   Cia de Telecomunicaciones de
                  Chile SA, ADR................      1,295,000
       45,000   Enersis SA, ADR................      1,667,812
       35,000   Santa Isabel SA, ADR...........        815,937
        8,900   Sociedad Quimica Minera de
                  Chile, ADR...................        525,100
                                                  ------------
                                                     6,305,858
                                                  ------------
                EGYPT -- 2.2%
       50,000   Commercial International Bank,
                  GDR..........................      1,211,250
       50,000   Suez Cement Company, GDR+......      1,192,500
                                                  ------------
                                                     2,403,750
                                                  ------------
                GREECE -- 2.3%
       15,217   Ergo Bank++....................      1,019,283
       30,000   Hellenic Bottling Company SA...      1,558,581
                                                  ------------
                                                     2,577,864
                                                  ------------
                HONG KONG -- 6.9%
    2,000,000   Beijing Datang Power "H"+......      1,124,322
      150,000   China Light & Power............        825,795
      130,000   Hutchinson Whampoa Ltd.........      1,281,016
      500,000   Ka Wah Bank+...................      1,195,399
      400,000   New World Development
                  Company+.....................      1,054,536
      800,000   Qingling Motor Company Ltd.,
                  Class H......................        506,591
    3,000,000   Shanghai Petrochemical Company
                  Ltd., Class H................        959,550
    1,800,000   Yizheng Chemical Fibre, Class
                  H............................        785,087
                                                  ------------
                                                     7,732,296
                                                  ------------
                HUNGARY -- 1.1%
       55,000   MOL Magyar Olaj-es Gazipari --
                  SP GDR.......................      1,197,625
                                                  ------------
                INDIA -- 4.5%
       30,000   Hindalco, GDR..................      1,035,000
       25,000   Indian Hotels Company Ltd.,
                  GDR..........................        481,875
       30,000   Larsen & Toubro Ltd., GDS++....        387,000

                                                     VALUE
   SHARES                                           (NOTE 1)
  ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                INDIA -- (CONTINUED)
       50,000   Reliance Industries Ltd.,
                  GDS++........................   $  1,151,250
       45,000   State Bank of India, GDR++.....      1,036,125
        5,000   State Bank of India, REG GDR...        115,125
       45,000   Videsh Sanchar Nigam Ltd.,
                  GDR+.........................        755,438
                                                  ------------
                                                     4,961,813
                                                  ------------
                INDONESIA -- 3.0%
      750,000   Bank Negara Indonesia, Alien
                  Shares.......................        205,167
       27,400   Gulf Indonesia Resources
                  Ltd.+........................        609,650
      668,286   PT Bank International
                  Indonesia....................        192,970
       40,000   PT Indonesian Satellite, ADR,
                  "B" Class....................      1,050,000
      350,000   Ramayana Lestari Sentosa.......        718,085
      220,000   Semen Gresik, Alien Shares.....        213,982
      267,500   United Tractors................        367,914
                                                  ------------
                                                     3,357,768
                                                  ------------
                ISRAEL -- 1.2%
       40,000   ECI Telecommunications Ltd.,
                  ADR+.........................      1,295,000
                                                  ------------
                MALAYSIA -- 3.2%
      450,000   Bandar Raya Developments
                  Berhad.......................        289,898
      120,000   Malayan Banking Berhad.........        602,913
      250,000   Resorts World Berhad...........        547,122
      241,500   Telekom Malaysia...............        733,228
      300,000   Tenaga Nasional Berhad.........        809,124
      168,000   United Engineers (Malaysia)
                  Berhad.......................        538,553
                                                  ------------
                                                     3,520,838
                                                  ------------
                MEXICO -- 11.8%
      160,000   Alfa SA de CV..................      1,503,218
      100,000   Carso Global Telecom, ADR......        850,000
       30,000   Consorcio Ara SA, ADR+++.......      1,222,500
       55,000   Empresas ICA Sociedad
                  Controladora SA de CV, ADR...        965,938
       90,000   Grupo Carso SA de CV, ADR......      1,441,350
    1,000,000   Grupo Corvi SA+................        797,941
       30,000   Grupo Imsa SA de CV, ADR.......        909,375
      130,000   Grupo Modelo SA de CV, Class
                  C............................      1,229,730
       30,000   Grupo Televisa SA, GDR+........      1,074,375
      300,000   Kimberly Clark de Mexico 'A'...      1,567,568
      130,000   Seguros Commercial America,
                  Class B+.....................        485,199
       20,000   Telefonos de Mexico SA, ADR....      1,035,000
                                                  ------------
                                                    13,082,194
                                                  ------------
                PERU -- 1.6%
       30,000   CPT Telefonica del Peru, ADR...        708,750
      172,000   CPT Telefonica del Peru, Class
                  B............................        402,836
       40,000   Southern Peru Copper
                  Corporation..................        727,500
                                                  ------------
                                                     1,839,086
                                                  ------------
                PHILIPPINES -- 0.0%#
       11,250   Philippines National Bank......         24,130
                                                  ------------
                POLAND -- 1.1%
       85,000   Bank Handlowy Warsz+...........      1,236,750
                                                  ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

                                                     VALUE
   SHARES                                           (NOTE 1)
  ------------------------------------------------------------
COMMON STOCKS -- (CONTINUED)
                PORTUGAL -- 2.4%
       50,000   Cimpor-Cimentos de Portugal,
                  SGPS, SA.....................   $  1,351,562
       30,000   Portugal Telecommunications,
                  ADR..........................      1,303,125
                                                  ------------
                                                     2,654,687
                                                  ------------
                RUSSIA -- 1.1%
        7,500   Tatneft, ADR...................      1,188,750
                                                  ------------
                SOUTH AFRICA -- 7.1%
      100,000   Amalag Banks of South
                  Africa+......................        677,500
       15,000   Anglo-American Industrial
                  Corporation SA...............        563,244
       60,000   Barlow Ltd.....................        685,549
       40,305   Barlow Ltd., ADR...............        458,469
       30,000   De Beers Consolidated Mines
                  Ltd. ........................        875,443
       32,000   Gencor Ltd.....................         75,528
       50,000   Nedcor Ltd., GDR...............      1,062,500
       70,000   Rembrandt Group................        633,838
       95,000   Sasol NPV......................      1,309,677
      350,000   South Africa Iron & Steel
                  Industrial Corporation.......        223,045
       45,000   South African Breweries........      1,305,922
                                                  ------------
                                                     7,870,715
                                                  ------------
                SOUTH KOREA -- 3.9%
       43,548   Dong Ah Construction
                  Industries, EDR..............        337,497
       22,500   Housing and Commercial Bank,
                  GDR+.........................        447,188
       40,400   LG Electronics Inc.+...........        794,754
       11,000   Korea Electric Power
                  Corporation+.................        244,044
       33,000   Korea Electric Power
                  Corporation, ADR.............        453,750
        2,580   Pohang Iron and Steel
                  Company......................        158,466
       30,000   Samsung Corporation,  1/2 Non-
                  Voting Shares, GDS ++........        725,625
        1,520   Samsung Electronics Ltd. ......        110,470
          496   Samsung Electronics Ltd.,
                  GDR..........................         26,660
       53,931   The Daegu Bank.................        321,228
       40,000   Yukong Ltd.....................        743,169
                                                  ------------
                                                     4,362,851
                                                  ------------
                TAIWAN -- 4.1%
       60,000   China Steel GDS................      1,207,500
       53,500   Evergreen Marine Corporation,
                  GDR..........................        696,838
          130   Formosa Fund, IDR..............      1,657,500
       55,000   Siliconware Precision
                  Industries Company, GDR......        979,550
                                                  ------------
                                                     4,541,388
                                                  ------------
                TURKEY -- 1.1%
   51,000,000   Yapi Kredi Bankasi.............      1,273,244
                                                  ------------
                TOTAL COMMON STOCKS (Cost
                  $77,909,576).................     81,962,614
                                                  ============
PREFERRED STOCKS -- 12.4%
                BRAZIL -- 12.4%
  150,000,000   Banco Bradesco NPV.............      1,581,397
    1,500,000   Cia Cervejaria Brahma NPV......      1,152,846

                                                     VALUE
   SHARES                                           (NOTE 1)
  ------------------------------------------------------------
PREFERRED STOCKS -- (CONTINUED)
                BRAZIL -- (CONTINUED)
   30,000,000   Companhia Brasileira de
                  Distribuicao Grupo Pao de
                  Acucar.......................   $    702,387
       70,000   Companhia Vale do Rio Doce,
                  ADR..........................      1,715,000
    8,000,000   Petroleo Brasileiros NPV.......      2,278,308
    4,174,311   Telecomunicacoes de Sao Paulo
                  SA NPV.......................      1,272,659
       33,000   Telebras, ADR..................      4,248,750
       80,000   Usiminas Siderurgicas de Minas
                  Gerais SA, ADR...............        874,800
                                                  ------------
                                                    13,826,147
                                                  ------------
                TOTAL PREFERRED STOCKS (Cost
                  $5,600,617)..................     13,826,147
                                                  ============
INVESTMENT FUNDS -- 6.9%
                SUPRANATIONAL -- 3.8%
       80,000   East European Development
                  Fund+........................      4,160,000
                                                  ------------
                SAUDI ARABIA -- 1.8%
      200,000   The Saudi Arabia Investment
                  Fund+........................      2,050,000
                                                  ------------
                TAIWAN -- 1.3%
      100,000   Taiwan Index Fund..............      1,500,000
                                                  ------------
                TOTAL INVESTMENT FUNDS (Cost
                  $5,617,434)..................      7,710,000
                                                  ============
  PRINCIPAL
   AMOUNT
-------------
CONVERTIBLE BONDS -- 1.9%
                CHINA -- 0.3%
USD   315,000   Qingling Motors Co. Ltd.,
                  3.500% 01/22/02..............        348,862
                                                  ------------
                GERMANY -- 0.9%
DEM 1,500,000   Elektrim SA Conv.,
                  2.000% 05/30/04..............        941,454
                                                  ------------
                TAIWAN -- 0.7%
USD   750,000   Far East Department Stores,
                  3.000% 07/06/01..............        768,750
                                                  ------------
                TOTAL CONVERTIBLE BONDS (Cost
                  $1,980,602)..................      2,059,066
                                                  ============
   SHARES
-------------
WARRANTS -- 0.0%#
                BRAZIL -- 0.0%#
        4,990   Cia Cervejaria Brahma,
                  Expire 04/30/03+.............            455
       59,969   Cia Cervejaria Brahma,
                  Preferred Shares,
                  Expire 04/30/03+.............          9,850
                                                  ------------
                                                        10,305
                                                  ------------
                TOTAL WARRANTS (Cost $3,285)...         10,305
                                                  ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
Nations Emerging Markets Fund
--------------------------------------------------------------------------------
   SCHEDULE OF INVESTMENTS (CONTINUED)            SEPTEMBER 30, 1997 (UNAUDITED)

TOTAL INVESTMENTS (Cost
  $91,111,514*)........................   95.0%     105,568,132
OTHER ASSETS AND LIABILITIES (NET).....    5.0        5,602,993
                                         -----     ------------
NET ASSETS.............................  100.0%    $111,171,125
                                         =====     ============

---------------

   * Aggregate cost for Federal tax purposes.
   + Non-income producing security.
  ++ Security exempt from registration under Rule 144A of the
     Securities Act of 1933. These securities may be resold in
     transactions exempt from registration to qualified
     institutional buyers.
   # Amount represents less than 0.1%.
ABBREVIATIONS:
ADR     American Depositary Receipt
CLOB    Custody License Outside Border
Conv.   Convertible
EDR     European Depositary Receipt
GDR     Global Depositary Receipt
GDS     Global Depositary Share
IDR     International Depositary Receipt
ord     Ordinary Shares
USD     United States Dollar

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES           SEPTEMBER 30, 1997 (UNAUDITED)

                                                                     NATIONS           NATIONS         NATIONS         NATIONS
                                                                  INTERNATIONAL     INTERNATIONAL      PACIFIC         EMERGING
                                                                      EQUITY           GROWTH           GROWTH         MARKETS
                                                                       FUND             FUND             FUND            FUND
                                                                  -------------------------------------------------------------
ASSETS:
Investments, at value (Note 1) See accompanying schedules......   $1,069,659,417    $593,535,133     $113,133,026    $105,568,132
Short-term investments held as collateral for loaned securities
  (Note 9).....................................................      109,300,482      53,420,875        8,225,527      13,202,464
Cash...........................................................       39,662,581      68,878,965        8,080,278       3,314,168
Dividends receivable...........................................        3,653,738       3,310,074          261,263         144,932
Interest receivable............................................           14,501              --           36,677          18,714
Receivable for Fund shares sold................................        2,972,011          40,667          203,691       3,139,127
Receivable for investment securities sold......................       25,359,457         555,955          284,952              --
Unamortized organization costs (Note 6)........................               --              --           86,094          80,247
Prepaid expenses and other assets..............................          303,662         503,348            2,540           7,786
                                                                  --------------    ------------     ------------    ------------
  Total Assets.................................................    1,250,925,849     720,245,017      130,314,048     125,475,570
                                                                  --------------    ------------     ------------    ------------
LIABILITIES:
Net unrealized depreciation of forward foreign exchange
  contracts....................................................          268,690          12,640           98,141              --
Collateral on securities loaned (Note 9).......................      109,300,482      53,420,875        8,225,527      13,202,464
Payable for Fund shares redeemed...............................        6,508,101       3,985,699        4,528,802         379,525
Payable for investment securities purchased....................       36,068,387       2,644,150        5,498,480         534,300
Investment advisory fee payable (Note 2).......................          812,837         465,877           88,326          96,004
Administration fee payable (Note 2)............................           90,315          53,588            9,814           8,728
Shareholder servicing and distribution fees payable (Note 3)...           36,725           5,968            4,547           2,574
Transfer agent fees payable (Note 2)...........................           22,763              --            6,149          13,764
Custodian fees payable (Note 2)................................          136,670         224,961           48,406          20,031
Accrued Directors' fees and expenses (Note 2)..................           50,169           3,236           28,641          17,192
Accrued expenses and other payables............................           78,943         124,423           39,743          29,863
                                                                  --------------    ------------     ------------    ------------
  Total Liabilities............................................      153,374,082      60,941,417       18,576,576      14,304,445
                                                                  --------------    ------------     ------------    ------------
NET ASSETS.....................................................   $1,097,551,767    $659,303,600     $111,737,472    $111,171,125
                                                                  ==============    ============     ============    ============
Investments, at cost...........................................   $  915,364,598    $446,071,083     $108,605,174    $ 91,111,514
                                                                  ==============    ============     ============    ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)           SEPTEMBER 30, 1997
(UNAUDITED)

                                                                     NATIONS           NATIONS         NATIONS         NATIONS
                                                                  INTERNATIONAL     INTERNATIONAL      PACIFIC         EMERGING
                                                                      EQUITY           GROWTH           GROWTH         MARKETS
                                                                       FUND             FUND             FUND            FUND
                                                                  ---------------------------------------------------------------
NET ASSETS CONSIST OF:
Undistributed net investment income/(distributions in excess of
  net investment income).......................................   $   (1,392,388)   $  3,217,828     $ (1,012,157)   $   (791,095)
Accumulated net realized gain/(loss) on investments sold,
  forward foreign exchange contracts, foreign currencies and
  net other assets.............................................       24,385,951       1,734,080       (7,456,348)     (2,091,207)
Net unrealized appreciation of investments, forward foreign
  exchange contracts, foreign currencies and net other
  assets.......................................................      154,002,017     147,425,927        4,391,080      14,454,662
Paid-in capital................................................      920,556,187     506,925,765      115,814,897      99,598,765
                                                                  --------------    ------------     ------------    ------------
                                                                  $1,097,551,767    $659,303,600     $111,737,472    $111,171,125
                                                                  ==============    ============     ============    ============
NET ASSETS:
Primary A Shares...............................................   $1,042,869,057    $634,625,624     $107,895,757    $107,777,307
                                                                  ==============    ============     ============    ============
Primary B Shares...............................................   $    3,976,642    $         --     $    332,287    $    274,436
                                                                  ==============    ============     ============    ============
Investor A Shares..............................................   $   12,719,516    $ 24,127,961     $  1,609,864    $  1,296,771
                                                                  ==============    ============     ============    ============
Investor B Shares (formerly Investor N Shares).................   $   36,803,275    $      4,151     $  1,806,541    $  1,587,860
                                                                  ==============    ============     ============    ============
Investor C Shares..............................................   $    1,183,277    $    545,864     $     93,023    $    234,751
                                                                  ==============    ============     ============    ============
SHARES OUTSTANDING:
Primary A Shares...............................................       73,239,807      33,471,651       11,072,007       8,951,188
                                                                  ==============    ============     ============    ============
Primary B Shares...............................................          279,839              --           34,210          22,789
                                                                  ==============    ============     ============    ============
Investor A Shares..............................................          901,897       1,284,770          167,290         107,885
                                                                  ==============    ============     ============    ============
Investor B Shares..............................................        2,641,225             221          185,969         132,678
                                                                  ==============    ============     ============    ============
Investor C Shares..............................................           85,794          28,795            9,613          19,643
                                                                  ==============    ============     ============    ============
PRIMARY A SHARES:
Net asset value, offering and redemption price per share.......           $14.24          $18.96            $9.74          $12.04
                                                                          ======          ======            =====          ======
PRIMARY B SHARES:
Net asset value, offering and redemption price per share.......           $14.21              --            $9.71          $12.04
                                                                          ======          ======            =====          ======
INVESTOR A SHARES:
Net asset value, offering and redemption price per share.......           $14.10          $18.78            $9.62          $12.02
                                                                          ======          ======            =====          ======
INVESTOR B SHARES:
Net asset value, offering and redemption price per share.......           $13.93          $18.78            $9.71          $11.97
                                                                          ======          ======            =====          ======
INVESTOR C SHARES:
Net asset value and offering price per share*..................           $13.79          $18.96            $9.68          $11.95
                                                                          ======          ======            =====          ======

---------------

* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                                        NATIONS          NATIONS         NATIONS        NATIONS
                                                                     INTERNATIONAL    INTERNATIONAL      PACIFIC       EMERGING
                                                                        EQUITY           GROWTH          GROWTH         MARKETS
                                                                         FUND            FUND(a)          FUND           FUND
                                                                     ------------------------------------------------------------
INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $1,619,425,
  $636,661, $75,381 and $80,324, respectively)....................    $12,207,888      $ 3,796,129     $ 1,348,556    $ 1,015,987
Interest (Net of foreign withholding taxes of $0, $88, $0 and $0,
  respectively)...................................................        908,305              795         157,262         85,630
Security lending..................................................         86,559           29,297           3,228         19,148
                                                                      -----------      -----------     -----------    -----------
    Total investment income.......................................     13,202,752        3,826,221       1,509,046      1,120,765
                                                                      -----------      -----------     -----------    -----------
EXPENSES:
Investment advisory fee (Note 2)..................................      4,975,281        2,261,527         600,899        531,522
Administration fee (Note 2).......................................        552,810          278,991          66,766         48,321
Transfer agent fees (Note 2)......................................        361,157          195,991          44,985         27,902
Custodian fees (Note 2)...........................................        198,663          158,989          67,086         38,069
Legal and audit fees..............................................         56,826           38,290          22,023         20,071
Registration and filing fees......................................         50,353           25,083          28,515         33,621
Directors' fees and expenses (Note 2).............................         11,417            4,325          15,006          9,329
Interest expense (Note 8).........................................             --            5,827              --             --
Amortization of organization costs (Note 6).......................             --               --          15,654         14,591
Other.............................................................         15,067           29,091           5,189         13,654
                                                                      -----------      -----------     -----------    -----------
    Subtotal......................................................      6,221,574        2,998,114         866,123        737,080
Shareholder servicing and distribution fees (Note 3):
  Primary B Shares................................................         13,084               --           1,391            615
  Investor A Shares...............................................         14,607           23,807           4,028          1,398
  Investor B Shares...............................................          4,452            1,926          10,792          7,909
  Investor C Shares...............................................        186,962              104             426          1,007
                                                                      -----------      -----------     -----------    -----------
    Total expenses................................................      6,440,679        3,023,951         882,760        748,009
                                                                      -----------      -----------     -----------    -----------
NET INVESTMENT INCOME.............................................      6,762,073          802,270         626,286        372,756
                                                                      -----------      -----------     -----------    -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
  (NOTES 1 AND 4):
Net realized gain/(loss) from:
    Security transactions.........................................     29,933,785         (523,123)     (1,818,075)    (1,848,727)
    Forward foreign exchange contracts............................        (21,763)      (7,496,278)       (133,666)        34,919
    Foreign currencies............................................       (823,356)        (806,852)         29,638        (73,419)
                                                                      -----------      -----------     -----------    -----------
Net realized gain/(loss) on investments during the period.........     29,088,666       (8,826,253)     (1,922,103)    (1,887,227)
                                                                      -----------      -----------     -----------    -----------
Change in unrealized appreciation/(depreciation) of:
  Securities......................................................     58,496,733        1,935,606      (5,029,674)     6,570,707
  Forward foreign exchange contracts..............................       (296,580)         (12,640)        (98,053)            --
  Foreign currencies and other net assets.........................         42,841       20,690,678         (40,387)        (1,593)
                                                                      -----------      -----------     -----------    -----------
Net unrealized appreciation/(depreciation) of investments during
  the period......................................................     58,242,994       22,613,644      (5,168,114)     6,569,114
                                                                      -----------      -----------     -----------    -----------
Net realized and unrealized gain/(loss) on investments............     87,331,660       13,787,391      (7,090,217)     4,681,887
                                                                      -----------      -----------     -----------    -----------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $94,093,733      $14,589,661     $(6,463,931)   $ 5,054,643
                                                                      ===========      ===========     ===========    ===========

---------------

(a) The period for the Nations International Growth Fund reflects operations from May 17, 1997 through September 30, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

                                                              NATIONS           NATIONS         NATIONS         NATIONS
                                                           INTERNATIONAL     INTERNATIONAL      PACIFIC         EMERGING
                                                               EQUITY           GROWTH           GROWTH         MARKETS
                                                                FUND            FUND(a)           FUND            FUND
                                                           ---------------------------------------------------------------
Net investment income...................................   $    6,762,073    $    802,270     $    626,286    $    372,756
Net realized gain/(loss) on investments.................       29,088,666      (8,826,253)      (1,922,103)     (1,887,227)
Change in unrealized appreciation/(depreciation) of
  investments...........................................       58,242,994      22,613,644       (5,168,114)      6,569,114
                                                           --------------    ------------     ------------    ------------
Net increase/(decrease) in net assets resulting from
  operations............................................       94,093,733      14,589,661       (6,463,931)      5,054,643
Distributions to shareholders from net investment
  income:
  Primary A Shares......................................       (6,831,845)             --       (1,529,175)       (727,867)
  Primary B Shares......................................          (22,311)             --           (5,042)         (1,293)
  Investor A Shares.....................................          (56,559)             --          (27,772)         (6,803)
  Investor B Shares.....................................               --              --               --              --
  Investor C Shares.....................................           (4,801)             --             (994)         (1,349)
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares......................................      (16,497,573)    (68,368,643)      (7,072,887)     27,131,119
  Primary B Shares......................................       (2,001,969)             --         (253,910)        (38,250)
  Investor A Shares.....................................        2,212,627     (15,304,232)        (898,483)        355,512
  Investor B Shares.....................................       (2,963,725)       (468,278)        (460,841)          5,333
  Investor C Shares.....................................          114,161         532,393           (3,766)         (2,683)
                                                           --------------    ------------     ------------    ------------
Net increase/(decrease) in net assets...................       68,041,738     (69,019,099)     (16,716,801)     31,768,362
NET ASSETS:
Beginning of period.....................................    1,029,510,029     728,322,699      128,454,273      79,402,763
                                                           --------------    ------------     ------------    ------------
End of period...........................................   $1,097,551,767    $659,303,600     $111,737,472    $111,171,125
                                                           ==============    ============     ============    ============
Undistributed net investment income/(distributions in
  excess of net investment income)......................   $   (1,392,388)   $  3,217,828     $ (1,012,157)   $   (791,095)
                                                           ==============    ============     ============    ============

---------------

(a) The period for the Nations International Growth Fund reflects operations from May 17, 1997 through September 30, 1997.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS
--------------------------------------------------------------------------------
   STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED MARCH 31, 1997 AND THE
PERIOD ENDED MAY 16, 1997

                                                           NATIONS           NATIONS          NATIONS          NATIONS
                                                        INTERNATIONAL      INTERNATIONAL      PACIFIC         EMERGING
                                                            EQUITY            GROWTH           GROWTH          MARKETS
                                                             FUND            FUND(a)            FUND            FUND
                                                         ---------------------------------------------------------------
Net investment income.................................  $    5,698,475     $  2,204,108     $    414,727     $    63,670
Net realized gain/(loss) on investments...............      22,414,798       13,208,101       (4,963,671)        353,894
Change in unrealized appreciation/(depreciation) of
  investments.........................................     (15,761,745)      58,688,545        6,509,268       6,577,488
                                                        --------------     ------------     ------------     -----------
Net increase in net assets resulting from
  operations..........................................      12,351,528       74,100,754        1,960,324       6,995,052
Distributions to shareholders from net investment
  income:
  Primary A Shares....................................      (7,716,230)      (6,573,825)        (404,835)       (106,255)
  Primary B Shares....................................          (4,088)              --             (201)            (33)
  Investor A Shares...................................         (63,728)        (224,687)          (9,546)           (825)
  Investor B Shares...................................        (126,291)          (3,305)            (145)             --
  Investor C Shares...................................          (2,790)              --               --            (108)
Distributions to shareholders in excess of net
  investment income:
  Primary A Shares....................................              --               --         (266,788)       (372,176)
  Primary B Shares....................................              --               --             (711)           (115)
  Investor A Shares...................................              --               --           (5,269)         (2,891)
  Investor B Shares...................................              --               --               --              --
  Investor C Shares...................................              --               --               --            (377)
Distributions to shareholders from net realized gain
  on investments:
  Primary A Shares....................................     (29,436,841)     (12,568,191)              --        (328,396)
  Primary B Shares....................................        (109,412)              --               --            (327)
  Investor A Shares...................................        (348,245)        (530,391)              --          (3,682)
  Investor B Shares...................................      (1,194,736)          (8,620)              --          (7,629)
  Investor C Shares...................................         (23,079)              --               --          (1,071)
Distributions to shareholders in excess of net
  realized gain on investments:
  Primary A Shares....................................      (2,610,413)              --               --              --
  Primary B Shares....................................          (7,516)              --               --              --
  Investor A Shares...................................         (28,257)              --               --              --
  Investor B Shares...................................        (108,752)              --               --              --
  Investor C Shares...................................          (2,098)              --               --              --
Net increase/(decrease) in net assets from Fund share
  transactions:
  Primary A Shares....................................     154,790,642       69,929,075       26,496,408      22,988,246
  Primary B Shares....................................       5,673,834               --          620,742         285,704
  Investor A Shares...................................       2,071,832       (2,070,884)       1,042,976         341,961
  Investor B Shares...................................      (2,414,814)         339,208            8,985         164,903
  Investor C Shares...................................         354,805               --           42,848         181,271
                                                        --------------     ------------     ------------     -----------
Net increase in net assets............................     131,058,072      122,389,134       29,484,788      30,133,252
NET ASSETS:
Beginning of year.....................................     898,451,957      605,933,565       98,969,485      49,269,511
                                                        --------------     ------------     ------------     -----------
End of year...........................................  $1,029,510,029     $728,322,699     $128,454,273     $79,402,763
                                                        ==============     ============     ============     ===========
Distributions in excess of net investment income......  $      198,663     $  2,415,558     $     67,086     $    38,069
                                                        ==============     ============     ============     ===========

---------------

(a) Formerly the Pilot International Equity Fund. The period reflects operations from September 1, 1996 through May 16, 1997 (Note 11).

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY

                                                        NATIONS INTERNATIONAL EQUITY FUND
                                                SIX MONTHS ENDED
                                               SEPTEMBER 30, 1997                    YEAR ENDED
                                                  (UNAUDITED)                    MARCH 31, 1997(a)
                                             ----------------------            ----------------------
                                            SHARES          DOLLARS           SHARES          DOLLARS
                                          --------------------------------------------------------------
PRIMARY A SHARES:
 Sold...................................   10,122,417    $ 142,726,191       26,915,662    $ 361,667,261
 Issued as reinvestment of dividends....      138,540        2,008,836          986,163       13,366,394
 Redeemed...............................  (11,430,652)    (161,232,600)     (16,427,294)    (220,243,013)
                                          -----------    -------------      -----------    -------------
 Net increase/(decrease)................   (1,169,695)   $ (16,497,573)      11,474,531    $ 154,790,642
                                          ===========    =============      ===========    =============
PRIMARY B SHARES:
 Sold...................................       35,486    $     494,002          514,246    $   6,923,373
 Issued as reinvestment of dividends....        1,052           15,238            5,046           68,239
 Redeemed...............................     (178,389)      (2,511,209)         (97,602)      (1,317,778)
                                          -----------    -------------      -----------    -------------
 Net increase/(decrease)................     (141,851)   $  (2,001,969)         421,690    $   5,673,834
                                          ===========    =============      ===========    =============
INVESTOR A SHARES:
 Sold...................................    1,648,188    $  22,714,600          650,277    $   8,611,306
 Issued as reinvestment of dividends....        3,714           53,358           29,635          394,417
 Redeemed...............................   (1,476,107)     (20,555,331)        (524,532)      (6,933,891)
                                          -----------    -------------      -----------    -------------
 Net increase/(decrease)................      175,795    $   2,212,627          155,380    $   2,071,832
                                          ===========    =============      ===========    =============
INVESTOR B SHARES:
 Sold...................................       43,986    $     606,008          140,712    $   1,846,991
 Issued as reinvestment of dividends....            0                0          106,501        1,416,247
 Redeemed...............................     (262,902)      (3,569,733)        (433,659)      (5,678,052)
                                          -----------    -------------      -----------    -------------
 Net increase/(decrease)................     (218,916)   $  (2,963,725)        (186,446)   $  (2,414,814)
                                          ===========    =============      ===========    =============
INVESTOR C SHARES:
 Sold...................................       34,946    $     464,718           48,335    $     623,770
 Issued as reinvestment of dividends....          337            4,738            2,084           26,628
 Redeemed...............................      (27,041)        (355,295)         (22,531)        (295,593)
                                          -----------    -------------      -----------    -------------
 Net increase...........................        8,242    $     114,161           27,888    $     354,805
                                          ===========    =============      ===========    =============
                                                         NATIONS INTERNATIONAL GROWTH FUND
                                                  PERIOD ENDED
                                            SEPTEMBER 30, 1997(b)(c)                PERIOD ENDED
                                                  (UNAUDITED)                      MAY 16, 1997(d)
                                             ----------------------            -----------------------
                                            SHARES          DOLLARS            SHARES          DOLLARS
                                          --------------------------------------------------------------
PRIMARY A SHARES:
 Sold...................................   1,593,724     $  48,555,735      $  8,260,617     $142,212,076
 Issued as reinvestment of dividends....          --                --           754,676       13,089,904
 Redeemed...............................  (6,161,851)     (116,924,378)       (4,945,134)     (85,372,905)
                                          ----------     -------------      ------------     ------------
 Net increase/(decrease)................  (4,568,127)    $ (68,368,643)     $  4,070,159     $ 69,929,075
                                          ==========     =============      ============     ============
PRIMARY B SHARES:
 Sold...................................
 Issued as reinvestment of dividends....
 Redeemed...............................

 Net increase/(decrease)................

INVESTOR A SHARES:
 Sold...................................     108,523     $          --      $     32,085     $    545,655
 Issued as reinvestment of dividends....          --                --            27,150          471,335
 Redeemed...............................    (287,004)      (15,304,232)         (177,638)      (3,087,874)
                                          ----------     -------------      ------------     ------------
 Net increase/(decrease)................    (178,481)    $ (15,304,232)     $   (118,403)    $ (2,070,884)
                                          ==========     =============      ============     ============
INVESTOR B SHARES:
 Sold...................................         219     $      92,769      $     23,599     $    404,922
 Issued as reinvestment of dividends....          --                --               663           11,467
 Redeemed...............................     (30,585)         (561,047)           (4,496)         (77,181)
                                          ----------     -------------      ------------     ------------
 Net increase/(decrease)................     (30,366)    $    (468,278)     $     19,766     $    339,208
                                          ==========     =============      ============     ============
INVESTOR C SHARES:
 Sold...................................      28,795     $     532,393
 Issued as reinvestment of dividends....          --                --
 Redeemed...............................          --                --
                                          ----------     -------------
 Net increase...........................      28,795     $     532,393
                                          ==========     =============

---------------

(a) Nations International Equity Fund's Primary B Shares commenced operations on June 28, 1996.

(b) This period reflects operations from May 17, 1997 through September 30, 1997 (Note 11).

(c) Nations International Growth Fund's Investor C Shares commenced operations on September 17, 1997.

(d) The Nations International Growth Fund's Primary A Shares (formerly the Pilot International Equity Fund's Pilot Shares prior to May 17, 1997), Investor A Shares (formerly the Pilot International Equity Fund's Class A Shares prior to May 17, 1997) and Investor B Shares (formerly the Pilot International Equity Fund's Class B Shares prior to May 17, 1997) commenced operations on July 26, 1993, July 12, 1993 and July 1, 1996, respectively.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS FUNDS

--------------------------------------------------------------------------------
   SCHEDULE OF CAPITAL STOCK ACTIVITY (CONTINUED)

                                                          NATIONS PACIFIC GROWTH FUND
                                                SIX MONTHS ENDED
                                               SEPTEMBER 30, 1997                  YEAR ENDED
                                                  (UNAUDITED)                  MARCH 31, 1997(a)
                                              --------------------            --------------------
                                             SHARES        DOLLARS           SHARES        DOLLARS
                                           ----------------------------------------------------------
PRIMARY A SHARES:
 Sold...................................    3,164,058    $ 34,536,031       5,886,080    $ 61,730,754
 Issued as reinvestment of dividends....       36,101         401,439          19,030         199,151
 Redeemed...............................   (3,936,770)    (42,010,357)     (3,392,989)    (35,433,497)
                                           ----------    ------------      ----------    ------------
 Net increase/(decrease)................     (736,611)   $ (7,072,887)      2,512,121    $ 26,496,408
                                           ==========    ============      ==========    ============
PRIMARY B SHARES:
 Sold...................................       11,478    $    125,579          67,793    $    707,717
 Issued as reinvestment of dividends....          385           4,285              56             591
 Redeemed...............................      (37,093)       (383,774)         (8,409)        (87,566)
                                           ----------    ------------      ----------    ------------
 Net increase/(decrease)................      (25,230)   $   (253,910)         59,440    $    620,742
                                           ==========    ============      ==========    ============
INVESTOR A SHARES:
 Sold...................................    2,037,326    $ 21,520,628         869,893    $  9,124,829
 Issued as reinvestment of dividends....        2,219          24,604           1,339          14,016
 Redeemed...............................   (2,111,284)    (22,443,715)       (766,685)     (8,095,869)
                                           ----------    ------------      ----------    ------------
 Net increase/(decrease)................      (71,739)   $   (898,483)        104,547    $  1,042,976
                                           ==========    ============      ==========    ============
INVESTOR B SHARES:
 Sold...................................        3,646    $     39,192          47,220    $    485,528
 Issued as reinvestment of dividends....           --              --              --              --
 Redeemed...............................      (47,357)       (500,033)        (45,803)       (476,543)
                                           ----------    ------------      ----------    ------------
 Net increase/(decrease)................      (43,711)   $   (460,841)          1,417    $      8,985
                                           ==========    ============      ==========    ============
INVESTOR C SHARES:
 Sold...................................          687    $      7,046           4,398    $     46,738
 Issued as reinvestment of dividends....           90             993              14             145
 Redeemed...............................       (1,069)        (11,805)           (409)         (4,035)
                                           ----------    ------------      ----------    ------------
 Net increase/(decrease)................         (292)   $     (3,766)          4,003    $     42,848
                                           ==========    ============      ==========    ============

                                                        NATIONS EMERGING MARKETS FUND
                                               SIX MONTHS ENDED
                                              SEPTEMBER 30, 1997                  YEAR ENDED
                                                 (UNAUDITED)                  MARCH 31, 1997(a)
                                              ------------------             --------------------
                                            SHARES         DOLLARS          SHARES        DOLLARS
                                           ----------------------------------------------------------
PRIMARY A SHARES:
 Sold...................................    2,926,747    $35,404,626       3,555,779    $ 38,563,526
 Issued as reinvestment of dividends....       17,560        217,038          34,126         355,453
 Redeemed...............................     (695,904)    (8,490,545)     (1,487,854)    (15,930,733)
                                           ----------    -----------      ----------    ------------
 Net increase/(decrease)................    2,248,403    $27,131,119       2,102,051    $ 22,988,246
                                           ==========    ===========      ==========    ============
PRIMARY B SHARES:
 Sold...................................       16,486    $   197,863          29,362    $    317,536
 Issued as reinvestment of dividends....           66            819              29             305
 Redeemed...............................      (20,159)      (236,932)         (2,995)        (32,137)
                                           ----------    -----------      ----------    ------------
 Net increase/(decrease)................       (3,607)   $   (38,250)         26,396    $    285,704
                                           ==========    ===========      ==========    ============
INVESTOR A SHARES:
 Sold...................................       43,810    $   532,650         118,447    $  1,294,139
 Issued as reinvestment of dividends....          527          6,503             658           6,821
 Redeemed...............................      (14,920)      (183,641)        (86,867)       (958,999)
                                           ----------    -----------      ----------    ------------
 Net increase/(decrease)................       29,417    $   355,512          32,238    $    341,961
                                           ==========    ===========      ==========    ============
INVESTOR B SHARES:
 Sold...................................        9,544    $   115,658          37,467    $    402,741
 Issued as reinvestment of dividends....           --             --             726           7,402
 Redeemed...............................       (9,364)      (110,325)        (23,492)       (245,240)
                                           ----------    -----------      ----------    ------------
 Net increase/(decrease)................          180    $     5,333          14,701    $    164,903
                                           ==========    ===========      ==========    ============
INVESTOR C SHARES:
 Sold...................................        1,455    $    17,430          17,883    $    183,109
 Issued as reinvestment of dividends....          110          1,349             105           1,555
 Redeemed...............................       (1,848)       (21,462)           (337)         (3,393)
                                           ----------    -----------      ----------    ------------
 Net increase/(decrease)................         (283)   $    (2,683)         17,651    $    181,271
                                           ==========    ===========      ==========    ============

---------------

(a) Nations Emerging Markets Fund's Primary B Shares commenced operations on June 28, 1996.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                    [THIS PAGE IS INTENTIONALLY LEFT BLANK]

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                        NET ASSET        NET        NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS    DISTRIBUTIONS
                          VALUE       INVESTMENT   AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF      FROM NET
                       BEGINNING OF    INCOME/     GAIN/(LOSS) ON   NET ASSET VALUE   INVESTMENT   NET INVESTMENT     REALIZED
                          PERIOD        (LOSS)      INVESTMENTS     FROM OPERATIONS     INCOME         INCOME       CAPITAL GAINS
                       ----------------------------------------------------------------------------------------------------------
NATIONS INTERNATIONAL
EQUITY FUND
PRIMARY A SHARES
Six months ended
  09/30/1997#
  (unaudited).........    $13.13        $ 0.09         $ 1.11           $  1.20         $(0.09)            --               --
Year ended
  03/31/1997#.........     13.50          0.08           0.11              0.19          (0.11)        $(0.00)***      $ (0.42)
Period ended
  03/31/1996(a)#......     11.75          0.07           1.80              1.87          (0.06)         (0.04)           (0.02)
Year ended
  05/31/1995#.........     12.06          0.14          (0.20)            (0.06)         (0.03)            --            (0.12)
Year ended
  05/31/1994#.........     10.60          0.09           1.44              1.53          (0.05)            --            (0.02)
Year ended
  05/31/1993#.........     10.40          0.09           0.21              0.30          (0.08)            --            (0.02)
Period ended
  05/31/1992*.........     10.00          0.08           0.36              0.44          (0.04)            --               --
PRIMARY B SHARES
Six months ended
  09/30/1997#
  (unaudited).........    $13.11        $ 0.05         $ 1.11           $  1.16         $(0.06)            --               --
Period ended
  03/31/1997*#........     13.65          0.01          (0.09)(c)         (0.08)         (0.01)        $(0.00)***      $ (0.42)
INVESTOR A SHARES
Six months ended
  09/30/1997#
  (unaudited).........    $13.01        $ 0.07         $ 1.09           $  1.16         $(0.07)            --               --
Year ended
  03/31/1997#.........     13.39          0.05           0.11              0.16          (0.09)        $(0.00)***      $ (0.42)
Period ended
  03/31/1996(a)#......     11.67          0.04           1.78              1.82          (0.04)         (0.04)           (0.02)
Year ended
  05/31/1995#.........     12.00          0.11          (0.20)            (0.09)         (0.02)            --            (0.12)
Year ended
  05/31/1994#.........     10.56          0.06           1.44              1.50          (0.04)            --            (0.02)
Period ended
  05/31/1993*#........     10.38          0.07           0.21              0.28          (0.08)            --            (0.02)
INVESTOR B SHARES
Six months ended
  09/30/1997#
  (unaudited).........    $12.83        $ 0.02         $ 1.08           $  1.10             --             --               --
Year ended
  03/31/1997#.........     13.27         (0.05)          0.10              0.05         $(0.04)        $(0.00)***      $ (0.42)
Period ended
  03/31/1996(a)#......     11.56         (0.02)          1.78              1.76             --          (0.03)           (0.02)
Year ended
  05/31/1995#.........     11.96          0.05          (0.22)            (0.17)         (0.01)            --            (0.12)
Period ended
  05/31/1994*#........     10.51         (0.00)***       1.51              1.51          (0.04)            --            (0.02)
INVESTOR C SHARES
Six months ended
  09/30/1997#
  (unaudited).........    $12.74        $ 0.03         $ 1.08           $  1.11         $(0.06)            --               --
Year ended
  03/31/1997#.........     13.13          0.02           0.10              0.12          (0.06)        $(0.00)***      $ (0.42)
Period ended
  03/31/1996(a)#......     11.45         (0.03)          1.75              1.72             --          (0.02)           (0.02)
Year ended
  05/31/1995#.........     11.86          0.02          (0.21)            (0.19)            --             --            (0.12)
Year ended
  05/31/1994#.........     10.49         (0.03)          1.43              1.40          (0.01)            --            (0.02)
Period ended
  05/31/1993*#........     10.10          0.00***        0.48              0.48          (0.07)            --            (0.02)

---------------

   * Nations International Equity Fund's Primary A, Primary B, Investor A, Investor B and Investor C Shares commenced operations on December 2, 1991, June 28, 1996, June 3, 1992, June 7, 1993 and June 17, 1992, respectively.
 *** Amount represents less than $0.01 per share.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.
  ## Amount represents less than 0.01%.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 31.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.
 (c) The amount shown at this caption for each share outstanding throughout the period may not accord with the net realized and unrealized gain/(loss) for the period because of the timing of purchases and withdrawals of shares in relation to the fluctuating market values of the portfolio.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   RATIO OF          RATIO OF
    DISTRIBUTIONS         TOTAL         NET ASSET                  NET ASSETS      OPERATING      NET INVESTMENT
    IN EXCESS OF        DIVIDENDS         VALUE                      END OF       EXPENSES TO     INCOME/(LOSS)      PORTFOLIO
    NET REALIZED           AND           END OF        TOTAL         PERIOD         AVERAGE         TO AVERAGE       TURNOVER
    CAPITAL GAINS     DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)     NET ASSETS        NET ASSETS         RATE
------------------------------------------------------------------------------------------------------------------------------
            --           $ (0.09)        $ 14.24         9.13%     $1,042,869         1.13%+            1.26%+           38%
       $ (0.03)            (0.56)          13.13         1.32        976,855          1.16              0.62             36
            --             (0.12)          13.50        16.01        849,731          1.17+             0.65+            26
         (0.10)            (0.25)          11.75        (0.46)       572,940          1.03              1.17             92
            --             (0.07)          12.06        14.37        401,559          1.17              0.75             39
            --             (0.10)          10.60         3.14        118,873          1.30              1.03             41
            --             (0.04)          10.40      4.43+++         83,970          1.33+             1.81+            11
            --           $ (0.06)        $ 14.21         8.81%     $   3,977          1.63%+            0.76%+           38%
       $ (0.03)            (0.46)          13.11        (0.66)         5,526          1.66+             0.12+            36
            --           $ (0.07)        $ 14.10         8.94%     $  12,720          1.38%+            1.01%+           38%
       $ (0.03)            (0.54)          13.01         1.08          9,443          1.41              0.37             36
            --             (0.10)          13.39        15.66          7,643          1.42+             0.40+            26
         (0.10)            (0.24)          11.57        (0.69)         4,877          1.28              0.92             92
            --             (0.06)          12.00        14.00          3,219          1.42              0.50             39
            --             (0.10)          10.56         2.91            839          1.55+             0.78+            41
            --                --         $ 13.93         8.57%     $  36,803          2.13%+            0.26%+           38%
       $ (0.03)          $ (0.49)          12.83         0.28         36,698          2.16             (0.38)            36
            --             (0.05)          13.27        15.25         40,426          1.99+            (0.17)+           26
         (0.10)            (0.23)          11.56        (1.30)        31,372          1.78              0.42             92
            --             (0.06)          11.96        14.32         17,349          1.92+            (0.00)+##         39
            --           $ (0.06)        $ 13.79         8.72%     $   1,183          1.96%+            0.43%+           38%
       $ (0.03)            (0.51)          12.74         0.77            988          1.66              0.12             36
            --             (0.04)          13.13        15.09            652          2.09+            (0.27)+           26
         (0.10)            (0.22)          11.45        (1.56)           495          2.03              0.17             92
            --             (0.03)          11.86        13.21            339          2.17             (0.25)            39
            --             (0.09)          10.49         4.97            200          2.30+             0.03+            41

          WITHOUT WAIVERS AND/OR
          EXPENSE REIMBURSEMENTS
      ------------------------------
        RATIO OF
       OPERATING      NET INVESTMENT
      EXPENSES TO        INCOME/            AVERAGE
      AVERAGE NET       (LOSS) PER        COMMISSION
        ASSETS            SHARE          RATE PAID(b)
-----------------------------------------------------
            --                --            $0.0052
            --                --             0.0279
          1.18%+          $ 0.07             0.0272
          1.04              0.14                 --
          1.18              0.08                 --
          1.32              0.10                 --
          1.43+             0.03                 --
            --                --            $0.0052
            --                --             0.0279
            --                --            $0.0052
            --                --             0.0279
          1.43%+          $ 0.04             0.0272
          1.29              0.11                 --
          1.43              0.05                 --
          1.62+             0.07                 --
            --                --            $0.0052
            --                --             0.0279
          2.00%+          $(0.02)            0.0272
          1.79              0.05                 --
          1.93+            (0.00)***             --
            --                --            $0.0052
            --                --             0.0279
          2.10%+          $(0.03)            0.0272
          2.04              0.02                 --
          2.18             (0.03)                --
          2.32+             0.00***              --

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                        NET ASSET        NET        NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE       INVESTMENT   AND UNREALIZED    (DECREASE) IN     FROM NET       FROM NET
                                       BEGINNING OF    INCOME/        GAIN ON       NET ASSET VALUE   INVESTMENT      REALIZED
                                          PERIOD        (LOSS)      INVESTMENTS     FROM OPERATIONS     INCOME     CAPITAL GAINS
                                       -----------------------------------------------------------------------------------------
NATIONS INTERNATIONAL
GROWTH FUND
PRIMARY A SHARES
Period ended 09/30/1997*#
  (unaudited).........................    $18.43        $ 0.02         $ 0.51           $  0.53             --             --
Period ended 05/16/1997...............     17.05          0.05           1.84              1.89         $(0.17)        $(0.34)
Year ended 08/31/1996(g)..............     16.24          0.18           1.48              1.66          (0.46)         (0.39)
Year ended 08/31/1995#................     16.34          0.13           0.17              0.30          (0.11)         (0.29)
Year ended 08/31/1994#................     14.14          0.11           2.24              2.35             --          (0.15)
Period ended 08/31/1993#(f)...........     13.15         (0.01)          1.00              0.99             --             --
INVESTOR A SHARES
Period ended 09/30/1997*#
  (unaudited).........................    $18.27        $ 0.00##       $ 0.51           $  0.51             --             --
Period ended 05/16/1997...............     16.90         (0.05)          1.90              1.85         $(0.14)        $(0.34)
Year ended 08/31/1996(g)..............     16.14          0.04           1.57              1.61          (0.46)         (0.39)
Year ended 08/31/1995#(c).............     16.29          0.08           0.17              0.25          (0.11)         (0.29)
Year ended 08/31/1994#................     14.13          0.07           2.24              2.31             --          (0.15)
Period ended 08/31/1993#..............     11.85          0.02           2.26              2.28             --             --
Year ended 12/31/1992#(a)(b)..........     12.29          0.04          (0.46)            (0.42)         (0.02)            --
INVESTOR B SHARES
Period ended 09/30/1997*#
  (unaudited).........................    $18.32        $(0.04)        $ 0.50           $  0.46             --             --
Period ended 05/16/1997...............     17.04         (0.05)          1.79              1.74         $(0.12)        $(0.34)
Period ended 08/31/1996(g)(h).........     17.54            --          (0.50)            (0.50)            --             --
INVESTOR C SHARES
Period ended 09/30/1997**#
  (unaudited).........................    $18.49        $(0.01)        $ 0.48           $  0.47             --             --

---------------

   * Nations International Growth Fund's Primary A, Investor A and Investor B Shares commenced operations on May 16, 1997. The financial information for the fiscal periods through May 16, 1997 are based on the financial information for the Pilot
     International Equity Fund's Pilot Shares, Class A Shares and Class B Shares, which were reorganized into the Primary A
     Shares, Investor A Shares and Investor B Shares, respectively, as of the close of business on May 16, 1997.
  ** Nations International Growth Fund's Investor C Shares commenced operations on September 19, 1997.
 (a) Prior to a tax-free reorganization into Pilot Administration Shares effective July 12, 1993, the Pilot Kleinwort Benson
     International Equity Portfolio was a separate portfolio of Kleinwort Benson Investment Strategies known as Kleinwort
     Benson International Equity Fund. The predecessor portfolio was advised by Kleinwort Benson International Investment
     Limited and had a December 31 year end.
 (b) Prior to July 12, 1993, the Pilot Administration Shares were not subject to an Administration plan.
 (c) The Pilot Administrative Shares were redesignated the Class A Shares.
 (d) Average commission rate paid per share of securities purchased and sold by the Fund.
 (e) Excludes transfer of assets effective August 6, 1993 from a collective trust for which Boatmen's Trust Company served as
     Trustee.
 (f) Pilot Shares were initially issued on July 26, 1993.
 (g) The Pilot Kleinwort Benson International Equity Fund was renamed the Pilot International Equity Fund effective November
     30, 1995.
 (h) Class B Shares were initially issued on July 1, 1996.
 (i) The effect of interest expense on the operating expense ratio was less than 0.01%.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.
  ## Amount represents less than $0.01 per share.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

        TOTAL         NET ASSET                  NET ASSETS          RATIO OF               RATIO OF
      DIVIDENDS         VALUE                      END OF           OPERATING            NET INVESTMENT       PORTFOLIO
         AND           END OF        TOTAL         PERIOD          EXPENSES TO             INCOME TO          TURNOVER
    DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)     AVERAGE NET ASSETS     AVERAGE NET ASSETS       RATE
----------------------------------------------------------------------------------------------------------------------
            --         $ 18.96         9.98%      $634,626             1.16%+(i)               0.32%+             6%
       $ (0.51)          18.43        11.28        701,033            1.18+                    0.47+             34
         (0.85)          17.05        10.64        579,019             1.08                    0.69              22
         (0.40)          16.24         2.08        363,212             1.18                    0.82              36
         (0.15)          16.34        16.75                            1.12                    0.75              35
            --           14.14         7.53        195,548            1.31+                   (0.56)+            27(e)
            --         $ 18.78         9.89%      $ 24,128             1.41%+(i)               0.07%+             6%
       $ (0.48)          18.27        11.14         26,730             1.42+                   0.29+             34
         (0.85)          16.90        10.40         26,730             1.32                    0.48              22
         (0.40)          16.14         1.77         27,625             1.42                    0.50              36
         (0.15)          16.29        16.48         44,990             1.37                    0.48              35
            --           14.13        19.24         55,816             2.17+                   0.25+          27(e)
         (0.02)          11.85        (3.42)        56,358             1.78                    0.35              59
            --         $ 18.78         9.27%      $      4             2.16%+(i)              (0.68)%+            6%
       $ (0.46)          18.32        10.37            560             2.18+                  (0.61)+            34
            --           17.04       (2.85)            184             2.06+                  (0.32)+            22
            --         $ 18.96         2.54%      $    546             1.94%+(i)              (0.46)%+            6%


        AVERAGE
       COMMISSION
      RATE PAID(d)
------------------------
        $ 0.0032
          0.0107
          0.0160
              --
              --
        $ 0.0032
          0.0107
          0.0160
              --
              --
        $ 0.0032
          0.0107
          0.0160
        $ 0.0032

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                        NET ASSET        NET        NET REALIZED     NET INCREASE/    DIVIDENDS    DISTRIBUTIONS
                                          VALUE       INVESTMENT   AND UNREALIZED    (DECREASE) IN     FROM NET     IN EXCESS OF
                                       BEGINNING OF    INCOME/      GAIN/(LOSS)     NET ASSET VALUE   INVESTMENT   NET INVESTMENT
                                          PERIOD        (LOSS)     ON INVESTMENTS   FROM OPERATIONS     INCOME         INCOME
                                       ------------------------------------------------------------------------------------------
NATIONS PACIFIC
GROWTH FUND
PRIMARY A SHARES
Six months ended 09/30/1997#
  (unaudited).........................    $10.41        $ 0.05         $(0.59)          $ (0.54)        $(0.13)            --
Year ended 03/31/1997.................     10.24          0.04           0.19              0.23          (0.03)        $(0.03)
Period ended 03/31/1996**#............     10.00         (0.02)          0.29              0.27             --          (0.03)
PRIMARY B SHARES
Six months ended 09/30/1997#
  (unaudited).........................    $10.39        $ 0.03         $(0.61)          $ (0.58)        $(0.10)            --
Year ended 03/31/1997**...............     10.34          0.01           0.07              0.08          (0.02)        $(0.01)
INVESTOR A SHARES
Six months ended 09/30/1997#
  (unaudited).........................    $10.37        $ 0.04         $(0.68)          $ (0.64)        $(0.11)            --
Year ended 03/31/1997.................     10.23          0.00***        0.19              0.19          (0.03)        $(0.02)
Period ended 03/31/1996**#............     10.00         (0.04)          0.29              0.25             --          (0.02)
INVESTOR B SHARES
Six months ended 09/30/1997#
  (unaudited).........................    $10.30        $ 0.00***      $(0.59)          $ (0.59)            --             --
Year ended 03/31/1997.................     10.18         (0.05)          0.19              0.14         $(0.01)        $(0.01)
Period ended 03/31/1996**#............     10.00         (0.10)          0.29              0.19             --          (0.01)
INVESTOR C SHARES
Six months ended 09/30/1997#
  (unaudited).........................    $10.34        $ 0.01         $(0.57)          $ (0.56)        $(0.10)            --
Year ended 03/31/1997.................     10.20          0.00***        0.14              0.14             --             --
Period ended 03/31/1996**#............     10.00         (0.09)          0.29              0.20             --             --

---------------

  ** Nations Pacific Growth Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on June 30,
     1995. Nations Pacific Growth Fund's Primary B Shares commenced operations on June 28, 1996.
 *** Amount represents less than $0.01 per share.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.
 (b) Average commission rate paid per share of securities purchased and sold by the Fund.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

      TOTAL           NET ASSET                  NET ASSETS      OPERATING       NET INVESTMENT
    DIVIDENDS           VALUE                      END OF       EXPENSES TO      INCOME/(LOSS)       PORTFOLIO       AVERAGE
       AND             END OF        TOTAL         PERIOD         AVERAGE          TO AVERAGE        TURNOVER       COMMISSION
  DISTRIBUTIONS        PERIOD       RETURN++     (IN 000'S)     NET ASSETS         NET ASSETS          RATE        RATE PAID(a)
------------------------------------------------------------------------------------------------------------------------------
       $ (0.13)        $  9.74        (5.36)%     $107,896          1.30%+             0.96%+            55%         $ 0.0014
         (0.06)          10.41         2.18        122,887          1.42               0.39              78            0.0126
         (0.03)          10.24         2.66         95,210          1.76+             (0.27)+            23            0.0178
       $ (0.10)        $  9.71        (5.71)%     $    332          1.80%+             0.46%+            55%         $ 0.0014
         (0.03)          10.39         0.75            618          1.92+             (0.11)+            78            0.0126
       $ (0.11)        $  9.62        (6.30)%     $  1,610          1.55%+             0.71%+            55%         $ 0.0014
         (0.05)          10.37         1.86          2,480          1.67               0.14              78            0.0126
         (0.02)          10.23         2.52          1,375          2.01+             (0.52)+            23            0.0178
            --         $  9.71        (5.73)%     $  1,807          2.30%+            (0.04)%+           55%         $ 0.0014
       $ (0.02)          10.30         1.18          2,367          2.42              (0.61)             78            0.0126
         (0.01)          10.18         1.88          2,324         2.76+              (1.27)+            23            0.0178
       $ (0.10)        $  9.68        (5.51)%     $     93          2.13%+             0.13%+            55%         $ 0.0014
            --           10.34         1.57            102          1.92              (0.11)             78            0.0126
            --           10.20         2.00             60         2.65+              (1.16)+            23            0.0178

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                     NET INCREASE/
                                        NET ASSET        NET        NET REALIZED     (DECREASE) IN    DIVIDENDS    DISTRIBUTIONS
                                          VALUE       INVESTMENT   AND UNREALIZED   NET ASSET VALUE    FROM NET     IN EXCESS OF
                                       BEGINNING OF    INCOME/        GAIN ON            FROM         INVESTMENT   NET INVESTMENT
                                          PERIOD        (LOSS)      INVESTMENTS       OPERATIONS        INCOME         INCOME
                                              ----------------------------------------------------------------------------
NATIONS EMERGING
MARKETS FUND
PRIMARY A SHARES
Six months ended 09/30/1997#
  (unaudited).........................    $11.41        $ 0.05         $ 0.67            $0.72          $(0.09)            --
Year ended 03/31/1997 #...............     10.34          0.01           1.21            (0.02)          (0.07)        $(0.06)
Period ended 03/31/1996*#.............     10.00         (0.03)          0.37               --            0.00***          --
PRIMARY B SHARES
Six months ended 09/30/1997#
  (unaudited).........................    $11.40        $ 0.02         $ 0.68            $0.70          $(0.06)            --
Period ended 03/31/1997 *#............     10.71         (0.04)          0.82             0.78           (0.01)        $(0.02)
INVESTOR A SHARES
Six months ended 09/30/1997#
  (unaudited).........................    $11.39        $ 0.03         $ 0.68            $0.71          $(0.08)            --
Year ended 03/31/1997 #...............     10.32         (0.01)          1.21             1.20           (0.02)        $(0.05)
Period ended 03/31/1996*#.............     10.00         (0.05)          0.37             0.32              --             --
INVESTOR B SHARES
Six months ended 09/30/1997#
  (unaudited).........................    $11.31        $(0.01)        $ 0.67            $0.66              --             --
Year ended 03/31/1997 #...............     10.26         (0.09)          1.20             1.11              --             --
Period ended 03/31/1996*#.............     10.00         (0.11)          0.37             0.26              --             --
INVESTOR C SHARES
Six months ended 09/30/1997#
  (unaudited).........................    $11.34        $ 0.00(b)      $ 0.68            $0.68          $(0.07)            --
Year ended 03/31/1997 #...............     10.27         (0.04)          1.20             1.16           (0.01)        $(0.02)
Period ended 03/31/1996*#.............     10.00         (0.10)          0.37             0.27              --             --

---------------

   * Nations Emerging Markets Fund's Primary A, Investor A, Investor B and Investor C Shares commenced operations on June 30,
     1995. Nations Emerging Markets Fund's Primary B Shares commenced operations on June 28, 1996.
 *** Amount represents less than $0.01 per share.
   + Annualized.
  ++ Total return represents aggregate total return for the period indicated and does not reflect the deduction of any applicable sales charges.
   # Per share numbers have been calculated using the monthly average share method, which more appropriately represents the per share data for the period, since the use of the undistributed income method did not accord with results of operations.
 (a) Average commission rate paid per share of securities purchased and sold by the Fund.
 (b) Amount represents less than $0.01 per share.

NATIONS FUNDS
--------------------------------------------------------------------------------
   FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                   RATIO OF           RATIO OF
    DISTRIBUTIONS         TOTAL         NET ASSET                  NET ASSETS      OPERATING       NET INVESTMENT
      FROM NET          DIVIDENDS         VALUE                      END OF       EXPENSES TO        INCOME TO         PORTFOLIO
      REALIZED             AND           END OF        TOTAL         PERIOD         AVERAGE           AVERAGE          TURNOVER
    CAPITAL GAINS     DISTRIBUTIONS      PERIOD       RETURN++     (IN 000'S)     NET ASSETS         NET ASSETS          RATE
 ------------------------------------------------------------------------------------------------------------------------------
            --           $ (0.09)        $ 12.04         6.32%      $107,777          1.53%+             0.79%+            15%
       $ (0.06)            (0.15)          11.41        11.97         76,483          1.74               0.13              31
            --              0.00***        10.34         3.42         47,560         2.13+              (0.38)+            17
            --           $ (0.06)        $ 12.04         6.16%      $    274          2.03%+             0.29%+            15%
       $ (0.06)            (0.09)          11.40         7.34            301         2.24+              (0.37)%+           31
            --           $ (0.08)        $ 12.02         6.22%      $  1,297          1.78%+             0.54%+            15%
       $ (0.06)            (0.13)          11.39        11.74            894          1.99              (0.12)             31
            --                --           10.32         3.20            477         2.38+              (0.63)+            17
            --                --         $ 11.97         5.84%      $  1,588          2.53%+            (0.21)%+           15%
       $ (0.06)          $ (0.06)          11.31        10.88          1,499          2.74              (0.87)             31
            --                --           10.26         2.60          1,209         3.13+              (1.38)+            17
            --           $ (0.07)        $ 11.95         5.95%      $    235          2.36%+            (0.04)%+           15%
       $ (0.06)            (0.09)          11.34        11.34            226          2.24              (0.37)             31
            --                --           10.27         2.70             23         3.02+              (1.27)+            17


         AVERAGE
       COMMISSION
      RATE PAID (a)
     --------------
         $0.0004
          0.0003
          0.0004
         $0.0004
          0.0003
         $0.0004
          0.0003
          0.0004
         $0.0004
          0.0003
          0.0004
         $0.0004
          0.0003
          0.0004

NATIONS FUNDS
--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Nations Fund, Inc. (the "Company") and Nations Fund Portfolios, Inc. ("Nations Portfolios") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as open-end investment companies. As of the date of this report, the Company offers eight separate portfolios and Nations Portfolios offers three separate portfolios. Information presented in these financial statements pertains only to: Nations International Equity Fund, Nations International Growth Fund, Nations Pacific Growth Fund and Nations Emerging Markets Fund (each a "Fund" and collectively, the "Funds"). The financial statements for the remaining funds of the Company and Nations Portfolios are presented under separate cover. The Funds currently offer five classes of shares: Primary A Shares, Primary B Shares, Investor A Shares, Investor B Shares (formerly Investor N Shares) and Investor C Shares. Shareholders of a Fund have equal voting rights on matters affecting all shareholders of the Fund. In addition, each class of shares of a Fund has exclusive voting rights on matters that relate solely to its class and separate voting rights on matters in which the interests of one class of shares differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

Securities Valuation: The Funds' portfolio securities which are traded on a recognized stock exchange are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on a national securities market. Securities traded only on over-the-counter markets (but not including securities reported on the NASDAQ National Market System) are valued on the basis of the closing over-the-counter bid prices or, if no sale occurred on such day, at the mean of the current bid and asked prices. Certain securities may be valued by one or more principal market makers. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date. The valuation of international securities which trade on foreign exchanges are provided by an independent pricing service approved by the Board of Directors of each Fund. Debt obligations are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as yield, type of issue, coupon rate, maturity and general market conditions. Securities for which market quotations are not readily available and certain other assets are valued by the investment adviser under the supervision of the Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral must be at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its right. Unless expressly permitted by the Securities and Exchange Commission, the Fund will not enter into repurchase agreements with the investment adviser, distributor or any of their affiliates. The Funds' investment adviser, acting under the supervision of the Board of Directors, monitors the value of collateral received as well as the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.

Foreign Currency: The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received. The effects of changes in foreign currency exchange rates on investments in securities are not

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Forward Foreign Currency Transactions: Generally, a Fund may enter into forward currency exchange contracts only under two circumstances: (i) when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, to "lock" in the U.S. exchange rate of the transaction, with such period being a short-dated contract covering the period between transaction date and settlement date; and (ii) when the investment adviser or investment sub-adviser believes that the currency of a particular foreign country may experience a substantial movement against the U.S. dollar. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward foreign currency contracts will be used primarily to protect the Funds from adverse currency movements and will generally not be entered into for terms greater than one year. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's investment securities, however, it does establish a rate of exchange that can be achieved in the future. The use of forward contracts involves the risk that anticipated currency movements will not be accurately predicted. A forward contract would limit the risk of loss due to a decline in the value of a particular currency, however, it also would limit any potential gain that might result should the value of the currency increase instead of decrease. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Statements of Assets and Liabilities. In addition, the Funds could be exposed to risks if counterparties to the contracts are unable to meet the terms of their contracts. The counterparty risk exposure is, therefore, closely monitored and contracts are only executed with high credit quality financial institutions.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are computed based on the specific identification of the securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares. Uninvested cash balances earn interest at a rate agreed upon by the Funds and The Bank of New York ("BONY").

Dividends and Distributions to Shareholders: Distributions from net investment income, if any, for the Funds are declared and paid each calendar quarter. These distributions are recorded on ex-date. Each Fund will distribute net realized capital gains (including net short-term capital gains) annually after the fiscal year in which earned, unless offset by any available capital loss carryforward. Additional distributions of net investment income and capital gains may be made at the discretion of the Boards of Directors in order to avoid the application of a 4% non-deductible Federal excise tax. Income distributions and capital gain distributions on a Fund level are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by a Fund as a whole.

Federal Income Tax: It is the policy of each Fund to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no Federal income nor excise tax provision is applicable. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Expenses: General expenses of the Company or Nations Portfolios are allocated to the relevant Funds based upon relative net assets. Operating expenses directly attributable to a Fund or a class of shares are charged to such Fund's or class' operations. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes based on the relative net assets of each class of shares.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS.

Each of the Company and Nations Portfolios has, on behalf of its Funds, entered into an investment advisory agreement (the "Investment Advisory Agreements") with NationsBanc Advisors, Inc. ("NBAI"), a wholly-owned subsidiary of NationsBank, N.A. ("NationsBank"), pursuant to which NBAI provides investment advisory services to the Funds. Under the terms of the Investment Advisory Agreements, NBAI is entitled to receive an advisory fee calculated daily and payable monthly based on the following annual rates multiplied by the average daily net assets of each Fund:

                                                                                         ANNUAL RATE
                                                                                         ----------
    Nations International Equity Fund................................................        0.90%
    Nations International Growth Fund................................................        0.90
    Nations Pacific Growth Fund......................................................        0.90
    Nations Emerging Markets Fund....................................................        1.10

Each of the Company and Nations Portfolios has, on behalf of its Funds, entered into a sub-advisory agreement (the "Sub-Advisory Agreements") with NBAI and Gartmore Global Partners ("Gartmore"). Gartmore is a joint venture structured as a general partnership between NB Partner Corp., a wholly-owned subsidiary of NationsBank, and Gartmore U.S. Limited, an indirect wholly-owned subsidiary of Gartmore Investment Management plc ("Gartmore plc"), which is a United Kingdom ("U.K.") holding company for a leading U.K. based international fund management group of companies. National Westminster Bank plc and its affiliated entities own 100% of the equity of Gartmore plc.

Prior to July 11, 1997, Kleinwort Benson Investment Management Americas, Inc. ("Kleinwort Benson") served as the investment manager to Nations International Growth Fund. Kleinwort Benson was entitled to a fee at an annual rate equal to 0.40% of the Fund's average daily net assets up to $325 million and 0.25% of such assets in excess of $325 million, less any waivers.

Under the terms of the Sub-Advisory Agreements, Gartmore is entitled to receive a sub-advisory fee from NBAI for each Fund at the following annual rates of each Fund's average daily net assets:

                                                                                         ANNUAL RATE
                                                                                         ----------
    Nations International Equity Fund................................................        0.70%
    Nations International Growth Fund................................................        0.40
    Nations Pacific Growth Fund......................................................        0.70
    Nations Emerging Markets Fund....................................................        0.85

Stephens Inc. ("Stephens") serves as the administrator of the Company and Nations Portfolios pursuant to administration agreements (the "Administration Agreements"). First Data Investor Services Group, Inc. ("First Data"), a wholly-owned subsidiary of First Data Corporation, serves as co-administrator of the Company and Nations Portfolios pursuant to co-administration agreements (the "Co-Administration Agreements"). Pursuant to the Administration and Co-Administration Agreements, Stephens and First Data are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of the average daily net assets of the Company's and Nations Portfolios' Funds. NationsBank serves as the sub-administrator of the Company and Nations Portfolios pursuant to a sub-administration agreement (the "Sub-Administration Agreement") with Stephens. For the six months ended September 30, 1997, Stephens earned $356,844 from the Funds for its administration services, of which $96,073 was paid to NationsBank for its services as sub-administrator.

The investment adviser, sub-adviser and administrator may, from time to time, voluntarily reduce their fees payable by each Fund.

Stephens also serves as the distributor of the Funds' shares. For the six months ended September 30, 1997, the Funds were informed that the distributor received $8,885 in contingent deferred sales charges from shares which were subject to such charges. A substantial portion of these fees were paid to affiliates of NationsBank and NBAI.

No officer, director or employee of NationsBank, NBAI, Gartmore, Stephens, First Data, or any affiliate thereof, receives any compensation from the Company or Nations Portfolios for serving as director or officer of the Company or Nations Portfolios. The Company and Nations Portfolios pay each unaffiliated Director an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Fund and an additional $1,000 for each in-person board meeting, and $500 for

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

each telephonic board meeting attended. The Company and Nations Portfolios also reimburse expenses incurred by each unaffiliated Director in attending such meetings.

The Company's and Nations Portfolio's eligible Directors may participate in a non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Funds' assets. Income earned on each plan participant's deferral account will be tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of Nations Treasury Fund, another Fund of the Company. The expense for the deferred compensation plan is included in "Directors' fees and expenses" in the Statements of Operations.

BONY acts as the custodian for the Funds. First Data serves as the transfer agent for the Funds' shares. NationsBank of Texas, N.A. ("NationsBank of Texas") acts as the sub-transfer agent for the Primary Shares of the Funds and, for the six months ended September 30, 1997, earned approximately $10,110 for providing such services. The Funds placed a portion of their portfolio transactions with firms that could be deemed to be affiliates of Gartmore plc.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS.

The Company and Nations Portfolios each have adopted shareholder administration plans (each an "Administration Plan") for Primary B Shares of each Fund; shareholder servicing and distribution plans pursuant to Rule 12b-1 under the 1940 Act for Investor A Shares of each Fund ("Investor A Plan"); a shareholder servicing plan ("Servicing Plan") for Investor B Shares (formerly Investor N Shares) and Investor C Shares of each Fund; and a distribution plan ("Distribution Plan") pursuant to Rule 12b-1 for Investor B Shares (formerly Investor N Shares) and Investor C Shares of each Fund (collectively, the "Plans"). The Administration Plan permits the Funds to compensate institutions for shareholder administration services provided to their customers that own Primary B Shares. The Investor A Plan permits the Funds to compensate (i) servicing agents and selling agents that have entered into a servicing agreement with the Funds for services provided to their customers that own Investor A Shares and (ii) Stephens for distribution-related expenses incurred in connection with Investor A Shares. The Servicing Plan permits the Funds to compensate servicing agents for services provided to their customers that own Investor B Shares and Investor C Shares, respectively. The Distribution Plan permits the Funds to compensate or reimburse Stephens for any activities or expenses primarily intended to result in the sale of the Funds' Investor B Shares or Investor C Shares, respectively. Payments under the Plans are accrued daily and paid monthly at a rate set, from time to time, by the Funds. Fees incurred pursuant to the Plans are charged as expenses of each Fund directly to the Primary B Shares, Investor A Shares, Investor B Shares and Investor C Shares, respectively.

For the six months ended September 30, 1997, the effective rates incurred by the Funds, as a percentage of average daily net assets, pursuant to the Plans were as follows:

                                        PRIMARY B                    INVESTOR B    INVESTOR B   INVESTOR C*    INVESTOR C
                                      ADMINISTRATION   INVESTOR A   DISTRIBUTION   SERVICING    DISTRIBUTION   SERVICING
                FUND                       PLAN           PLAN          PLAN          PLAN          PLAN          PLAN
-------------------------------------------------------------------------------------------------------------------------
Nations International Equity Fund...    0.50%           0.25%         0.75%         0.25%         0.58%         0.25%
Nations International Growth Fund...     0.50            0.25         0.75           0.25         0.53           0.25
Nations Pacific Growth Fund.........     0.50            0.25         0.75           0.25         0.58           0.25
Nations Emerging Markets Fund.......     0.50            0.25         0.75           0.25         0.58           0.25

---------------
* The Investor C Distribution Plan rates changed effective August 1, 1997.

A substantial portion of the fees paid pursuant to the Plans described above are paid to affiliates of NationsBank and NBAI.

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

4.  PURCHASES AND SALES OF SECURITIES.

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. government securities and short-term securities, for the period ended September 30, 1997, were as follows:

                                                                            PURCHASES          SALES
                                                                           -----------------------------
Nations International Equity Fund........................................  $398,925,056     $432,415,935
Nations International Growth Fund........................................    33,844,208      191,736,394
Nations Pacific Growth Fund..............................................    69,049,724       69,246,285
Nations Emerging Markets Fund............................................    38,243,054       14,315,093

At September 30, 1997, aggregate gross unrealized appreciation and unrealized depreciation for tax purposes were as follows:

                                                                             TAX BASIS        TAX BASIS
                                                                             UNREALIZED       UNREALIZED
                                                                            APPRECIATION     DEPRECIATION
                                                                            -----------------------------
Nations International Equity Fund.........................................  $219,100,701     $ 64,805,882
Nations International Growth Fund.........................................   167,844,980       20,380,930
Nations Pacific Growth Fund...............................................    15,849,532       11,321,680
Nations Emerging Markets Fund.............................................    22,709,675        8,253,057

5.  CAPITAL STOCK.

As of September 30, 1997, 420,000,000,000 shares of $.001 par value capital stock were authorized for the Company and 150,000,000,000 shares of $.001 par value capital stock were authorized for Nations Portfolios. See Schedule of Capital Stock Activity.

6.  ORGANIZATION COSTS.

The Funds bear all costs in connection with their organization, including the fees and expenses of registering and qualifying their shares for distribution under Federal and state securities regulations. All such costs are being amortized on a straight-line basis over a period of five years from the commencement of operations. In the event that any of the shares issued by the Funds to their sponsor prior to the commencement of the Funds' public offering ("initial shares") are redeemed during such amortization period by any holder thereof, the Funds will be reimbursed by the holder for any unamortized organization costs in the same proportion as the number of initial shares redeemed bears to the number of initial shares outstanding at the time of the redemption.

As of September 30, 1997, all organizational costs were fully amortized for Nations International Equity Fund and Nations International Growth Fund.

7.  FOREIGN SECURITIES.

Each Fund may invest in foreign securities. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and the U.S. government. These risks include re-valuation of currencies, less reliable information about issuers, different securities transaction clearance and settlement practices, and future adverse political and economic developments. These risks are heightened for investments in emerging markets countries. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. government.

8.  LINE OF CREDIT.

The Company and Nations Portfolios participate in an uncommitted line of credit provided by BONY under a line of credit agreement dated February 28, 1997 (the "Agreement"). Advances under the Agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund may borrow up to the lesser of $25 million or 25% of

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

its net assets. Interest on borrowing is payable at the Federal Funds Rate plus 0.50% on an annualized basis. The Agreement requires, among other things, that each participating Fund maintain a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement. Borrowings for the six months ended September 30, 1997 by the Funds under the agreements are disclosed below:

                                           MAXIMUM       AVERAGE                   AVERAGE    INTEREST RATE
                                           AMOUNT        AMOUNT       AVERAGE       DEBT      -------------   INTEREST
                 FUND                    OUTSTANDING   OUTSTANDING     SHARES     PER SHARE   HIGH     LOW    EXPENSE
----------------------------------------------------------------------------------------------------------------------
Nations International Growth...........  $ 8,950,000    $ 195,628    43,619,930   $  0.00(a)  6.74     5.83    5,827

---------------

(a) Amount represents less than $0.01 per share.

9.  LENDING OF PORTFOLIO SECURITIES.

Under an agreement with BONY, dated July 23, 1997, the Funds have the ability to lend their securities to approved brokers, dealers and other financial institutions. Loans of portfolio securities are collateralized by cash, in an amount at least equal to 102% of the market value of the securities on loan. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There would be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral.

At September 30, 1997 the following Funds had securities on loan:

                                                                              MARKET
                                   FUND                                        VALUE        % OF NET ASSETS
-----------------------------------------------------------------------------------------------------------
Nations International Equity Fund.........................................  $96,147,618           8.76%
Nations International Growth Fund.........................................   51,255,969           7.77
Nations Pacific Growth Fund...............................................    7,575,340           6.78
Nations Emerging Markets Fund.............................................   12,679,550          11.41

10.  CAPITAL LOSS CARRYFORWARD.

As of March 31, 1997, the following Funds had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                     FUND                                          2004          2005
--------------------------------------------------------------------------------------------------------
Nations Pacific Growth Fund....................................................  $102,682     $3,784,722

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 1997, the following Funds elected to defer losses occurring between November 1, 1996 and March 31, 1997, under these rules, as follows:

                                                                                       POST-OCTOBER CAPITAL
                                                                                            SHORT-TERM
                                        FUND                                              LOSS DEFERRAL
-----------------------------------------------------------------------------------------------------------
Nations International Equity Fund....................................................       $3,453,751
Nations Pacific Growth Fund..........................................................        1,540,154
Nations Emerging Markets Fund........................................................          175,861

NATIONS FUNDS

--------------------------------------------------------------------------------
   NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

11.  REORGANIZATION.

On May 23, 1997, certain Nations Funds, as listed below (each an "Acquiring Fund"), acquired the assets and certain liabilities of The Pilot Funds, also listed below (each an "Acquired Fund"), in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. Total shares issued by the Acquiring Fund, the value of the shares issued by the Acquiring Fund, the total net assets of the Acquired Fund and the Acquiring Fund, the total net assets of each Aquiring Fund after the acquisition and any unrealized appreciation included in the Acquired Fund's total net assets at the acquisition date are as follows:

                                                                VALUE OF                                       TOTAL NET
                                                 SHARES          SHARES         TOTAL NET       TOTAL NET      ASSETS OF
                                               ISSUED BY       ISSUED BY        ASSETS OF       ASSETS OF      ACQUIRING
 ACQUIRING        ACQUIRED        ACQUISITION  ACQUIRING       ACQUIRING         ACQUIRED       ACQUIRING      FUND AFTER
    FUND            FUND            DATE          FUND            FUND             FUND           FUND        ACQUISITION
--------------------------------------------------------------------------------------------------------------------------
Nations         Pilot
International   International
Growth Fund     Equity Fund       05/23/97     39,442,496     $729,633,901     $729,633,901        --         $729,633,901


                ACQUIRED
                  FUND
               UNREALIZED
              APPRECIATION
--------------------------------------------------------------------------------------------------------------------------


                $125,882,121

                          [GRAPHIC DEPICTING BASKETS]

                                                           --------------------
 NATIONS                                                         BULK RATE
   FUNDS                                                       U.S. POSTAGE
                                                                    PAID
P.O. Box 32602                                                 N READING, MA
Charlotte, NC 28234-4602                                          PERMIT NO.
Toll Free 1-800-982-2271                                            105
                                                           --------------------





SAR3 97495 9/97